GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 22.1%
Automobiles & Components – 0.2%
600	Aptiv plc	$ 55,008
2,400	Bayerische Motoren Werke AG	174,185
4,000	BorgWarner, Inc.	154,960
700	Bridgestone Corp.	22,126
1,800	Cie Generale des Etablissements Michelin SCA	193,226
1,000	Continental AG	108,368
5,300	Daimler AG (Registered)	285,909
800	Faurecia SE*	34,484
8,100	Fiat Chrysler Automobiles NV*	99,427
35,900	Ford Motor Co.	239,094
202,302	General Motors Co.	5,986,116
1,600	Honda Motor Co. Ltd.	37,996
300	Nissan Motor Co. Ltd.	1,061
2,500	NOK Corp.	26,082
300	Nokian Renkaat OYJ	8,480
2,700	Renault SA*	70,040
1,700	Sumitomo Electric Industries Ltd.	19,138
2,800	Sumitomo Rubber Industries Ltd.	26,010
2,600	TI Fluid Systems plc	5,164
900	Tokai Rika Co. Ltd.	13,457
200	TS Tech Co. Ltd.	5,655
1,000	Valeo SA	30,708
1,300	Yokohama Rubber Co. Ltd. (The)	18,506

		7,615,200

Banks – 0.7%
500	77 Bank Ltd. (The)	7,720
52,800	Banco BPM SpA	89,311
284,100	Banco de Sabadell SA	98,606
405,189	Bank of America Corp.	9,761,003
1,300	Bank of Georgia Group plc*	14,950
47,200	Barclays plc	59,546
300	BAWAG Group AG	10,846
4,100	BNP Paribas SA*	148,316
20,800	CaixaBank SA	44,156
9,000	Citigroup, Inc.	387,990
9,762	Citizens Financial Group, Inc.	246,783
1,200	Close Brothers Group plc	15,784
5,400	Comerica, Inc.	206,550
11,600	Credit Agricole SA*	101,209
800	Daishi Hokuetsu Financial Group, Inc.	16,551
2,200	Erste Group Bank AG	46,069
10,500	Fifth Third Bancorp	223,860
1,400	FinecoBank Banca Fineco SpA*	19,283
1,000	Gunma Bank Ltd. (The)	3,334
1,700	Hokuhoku Financial Group, Inc.	17,112
1,200	HSBC Holdings plc	4,695
16,500	Huntington Bancshares, Inc.	151,305
14,100	ING Groep NV	100,630
55,600	Intesa Sanpaolo SpA	104,607
400	Iyo Bank Ltd. (The)	2,652
121,100	JPMorgan Chase & Co.	11,658,297
15,400	KeyCorp	183,722
123,100	Lloyds Banking Group plc	41,790
1,700	M&T Bank Corp.	156,553
1,100	Mebuki Financial Group, Inc.	2,496
2,220	Mizuho Financial Group, Inc.	27,709
10,700	Natwest Group plc	14,653

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
1,900	Nishi-Nippon Financial Holdings, Inc.	$ 13,254
8,900	OneSavings Bank plc	32,003
4,000	Paragon Banking Group plc	17,149
4,700	Raiffeisen Bank International AG*	71,938
5,400	Regions Financial Corp.	62,262
3,600	Resona Holdings, Inc.	12,264
600	Seven Bank Ltd.	1,454
800	Shinsei Bank Ltd.	9,878
10,800	Standard Chartered plc	49,697
600	Sumitomo Mitsui Trust Holdings, Inc.	15,962
100	SVB Financial Group*	24,062
700	TBC Bank Group plc*	9,163
4,800	US Bancorp	172,080
10,330	Wells Fargo & Co.	242,858
5,000	Zions Bancorp NA	146,100

		24,848,212

Capital Goods – 0.4%
189	3M Co.	30,274
1,600	A O Smith Corp.	84,480
700	Aalberts NV	25,172
2,888	ACS Actividades de Construccion y Servicios SA	65,282
100	Aica Kogyo Co. Ltd.	3,565
100	Amada Co. Ltd.	935
1,000	AMETEK, Inc.	99,400
1,600	ANDRITZ AG	49,385
1,100	Ashtead Group plc	39,613
100	Avon Rubber plc	5,458
1,300	Bodycote plc	9,736
1,900	Bouygues SA	65,657
1,400	Brenntag AG	89,015
700	Bunzl plc	22,600
5,800	Carrier Global Corp.	177,132
200	Central Glass Co. Ltd.	4,160
1,916	Chemring Group plc	5,951
3,300	Cie de Saint-Gobain*	138,228
300	COMSYS Holdings Corp.	8,371
600	Cummins, Inc.	126,696
100	Daifuku Co. Ltd.	10,094
100	Daikin Industries Ltd.	18,477
200	DCC plc	15,483
18,900	Deere & Co.	4,188,807
400	Diploma plc	11,342
800	DMG Mori Co. Ltd.	11,090
1,000	Dover Corp.	108,340
1,700	Eaton Corp. plc	173,451
400	Ebara Corp.	10,846
1,100	Eiffage SA*	89,776
1,000	Electrocomponents plc	9,166
2,100	Emerson Electric Co.	137,697
500	Ferguson plc	50,315
3,700	Flowserve Corp.	100,973
2,100	Fortive Corp.	160,041
1,400	Fortune Brands Home & Security, Inc.	121,128
200	Fuji Electric Co. Ltd.	6,340
5,200	Fujikura Ltd.	14,416
1,900	GEA Group AG	66,573
1,100	General Dynamics Corp.	152,273
43,700	General Electric Co.	272,251

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
300	Glory Ltd.	$ 6,726
600	GS Yuasa Corp.	10,368
900	Hanwa Co. Ltd.	18,016
107,635	HD Supply Holdings, Inc.*	4,438,867
1,700	Hino Motors Ltd.	11,031
100	Hitachi Construction Machinery Co. Ltd.	3,624
100	HOCHTIEF AG	7,763
100	Honeywell International, Inc.	16,461
300	Howden Joinery Group plc	2,283
1,100	Huntington Ingalls Industries, Inc.	154,825
100	IDEX Corp.	18,241
100	Illinois Tool Works, Inc.	19,321
400	IMCD NV	47,574
1,200	IMI plc	16,188
2,900	Ingersoll Rand, Inc.*	103,240
100	Interpump Group SpA	3,708
1,700	ITOCHU Corp.	43,530
600	Jacobs Engineering Group, Inc.	55,662
300	Japan Steel Works Ltd. (The)	5,278
1,200	JGC Holdings Corp.	12,447
400	John Laing Group plc	1,614
1,900	Johnson Controls International plc	77,615
800	Kinden Corp.	14,129
300	Kingspan Group plc	27,302
500	KION Group AG	42,695
100	Knorr-Bremse AG	11,776
100	Komatsu Ltd.	2,196
300	Kone OYJ Class B	26,341
400	Kyudenko Corp.	11,528
100	Legrand SA	7,965
1,000	LIXIL Group Corp.	20,212
2,100	Maeda Corp.	15,391
100	Makita Corp.	4,786
4,400	Marubeni Corp.	24,981
500	Masco Corp.	27,565
5,100	Meggitt plc	16,924
14,800	Melrose Industries plc*	21,946
400	MINEBEA MITSUMI, Inc.	7,619
100	MISUMI Group, Inc.	2,804
1,600	Mitsubishi Corp.	38,297
1,800	Mitsubishi Electric Corp.	24,425
700	Mitsubishi Heavy Industries Ltd.	15,498
1,600	Mitsui & Co. Ltd.	27,493
100	Miura Co. Ltd.	4,905
200	MonotaRO Co. Ltd.	9,934
4,200	Morgan Advanced Materials plc	12,880
1,605	Morgan Sindall Group plc	23,559
100	Nabtesco Corp.	3,631
100	Nachi-Fujikoshi Corp.	3,519
500	Nagase & Co. Ltd.	7,003
1,600	Nisshinbo Holdings, Inc.	10,914
1,800	Obayashi Corp.	16,433
792	Parker-Hannifin Corp.	160,253
2,300	Pentair plc	105,271
668	Polypipe Group plc*	3,727
2,100	Prysmian SpA	60,958
3,913	Quanta Services, Inc.	206,841
11,387	Rexel SA*	142,771
500	Rockwell Automation, Inc.	110,340
6,000	Rolls-Royce Holdings plc*	9,962

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
500	Rotork plc	$ 1,813
1,100	Sanwa Holdings Corp.	11,664
600	Schneider Electric SE	74,579
1,200	Shimizu Corp.	9,034
2,100	Siemens AG (Registered)	265,207
1,200	Siemens Gamesa Renewable Energy SA	32,475
2,300	Signify NV*	85,070
900	Snap-on, Inc.	132,417
3,700	Sojitz Corp.	8,397
100	Spirax-Sarco Engineering plc	14,240
500	Stanley Black & Decker, Inc.	81,100
2,000	Sumitomo Corp.	24,109
400	Taisei Corp.	13,539
300	Teledyne Technologies, Inc.*	93,063
400	Thales SA	29,979
2,600	Toda Corp.	17,845
600	Toyota Tsusho Corp.	16,876
500	Trane Technologies plc	60,625
1,000	Travis Perkins plc	13,991
200	Ultra Electronics Holdings plc	5,375
960	United Rentals, Inc.*	167,520
1,300	Valmet OYJ	32,067
3,200	Vesuvius plc	16,310
1,459	Vinci SA	121,909
900	Weir Group plc (The)	14,488
2,400	Westinghouse Air Brake Technologies Corp.	148,512
500	Xylem, Inc.	42,060

		14,673,409

Commercial & Professional Services – 0.3%
3,500	Aggreko plc	16,643
6,400	Biffa plc	17,914
100	Bureau Veritas SA*	2,254
50,200	Copart, Inc.*	5,279,032
4,900	CoStar Group, Inc.*	4,157,699
600	Dai Nippon Printing Co. Ltd.	12,162
4,800	Elis SA*	60,595
300	Experian plc	11,272
9,900	G4S plc*	25,534
300	HomeServe plc	4,780
100	Kokuyo Co. Ltd.	1,261
10,900	Nielsen Holdings plc	154,562
100	Nihon M&A Center, Inc.	5,721
2,400	Pagegroup plc	11,570
100	PayPoint plc	650
400	Persol Holdings Co. Ltd.	6,534
100	Pilot Corp.	2,940
1,900	Randstad NV*	99,076
100	Recruit Holdings Co. Ltd.	3,972
1,400	Rentokil Initial plc	9,677
900	Republic Services, Inc.	84,015
2,825	Robert Half International, Inc.	149,555
3,100	Rollins, Inc.	167,989
9,700	Serco Group plc	15,880
100	Sohgo Security Services Co. Ltd.	4,764
5,700	SPIE SA	102,150
500	Toppan Printing Co. Ltd.	7,067
84	Verisk Analytics, Inc.	15,566
200	Waste Management, Inc.	22,634

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
100	Wolters Kluwer NV	$ 8,530

		10,461,998

Consumer Durables & Apparel – 0.5%
100	Asics Corp.	1,398
200	Bellway plc	6,062
200	Berkeley Group Holdings plc	10,903
100	Burberry Group plc	2,004
200	Casio Computer Co. Ltd.	3,238
8,300	Coats Group plc	5,973
1,200	Countryside Properties plc	5,204
1,700	Crest Nicholson Holdings plc	4,331
2,200	DR Horton, Inc.	166,386
1,400	EssilorLuxottica SA*	190,591
200	Fujitsu General Ltd.	5,820
100	Games Workshop Group plc	13,120
11,262	Hanesbrands, Inc.	177,377
200	Haseko Corp.	2,634
1,300	Iida Group Holdings Co. Ltd.	26,312
3,600	Leggett & Platt, Inc.	148,212
2,867	Lennar Corp. Class A	234,177
2,300	Mohawk Industries, Inc.*	224,457
11,978	Newell Brands, Inc.	205,542
65,100	NIKE, Inc. Class B	8,172,654
700	Panasonic Corp.	5,963
400	Persimmon plc	12,747
63,630	PulteGroup, Inc.	2,945,433
200	Puma SE*	17,979
4,400	PVH Corp.	262,416
1,100	Ralph Lauren Corp.	74,767
100	Rinnai Corp.	9,754
200	Sangetsu Corp.	3,083
500	SEB SA	81,336
600	Sega Sammy Holdings, Inc.	7,313
1,500	Sekisui House Ltd.	26,581
1,200	Sony Corp.	91,970
2,600	Tapestry, Inc.	40,638
1,670	Under Armour, Inc. Class A*	18,754
1,761	Under Armour, Inc. Class C*	17,328
1,577	Vistry Group plc	11,557
23,900	Whirlpool Corp.	4,394,971

		17,628,985

Consumer Services – 0.2%
600	888 Holdings plc	1,945
100	Accor SA*	2,799
500	Benesse Holdings, Inc.	12,869
4,000	Carnival Corp.	60,720
2,600	Compass Group plc	39,057
1,700	Domino’s Pizza Group plc	8,000
400	Domino’s Pizza, Inc.	170,112
300	Flutter Entertainment plc	47,494
2,900	GVC Holdings plc	36,320
1,300	Hilton Worldwide Holdings, Inc.	110,916
700	J D Wetherspoon plc	7,536
400	Las Vegas Sands Corp.	18,664
1,200	Marriott International, Inc. Class A	111,096
28,300	McDonald’s Corp.	6,211,567
1,200	MGM Resorts International	26,100
4,400	Mitchells & Butlers plc*	7,673

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
2,100	Norwegian Cruise Line Holdings Ltd.*	$ 35,931
2,800	Playtech plc	13,073
1,100	Rank Group plc	1,318
300	Skylark Holdings Co. Ltd.	4,286
2,000	Sodexo SA	142,568
400	SSP Group plc	928
4,400	William Hill plc	15,641
100	Yoshinoya Holdings Co. Ltd.	1,873
300	Yum! Brands, Inc.	27,390

		7,115,876

Diversified Financials – 0.4%
100	Acom Co. Ltd.	435
2,200	AEON Financial Service Co. Ltd.	20,055
300	AJ Bell plc	1,742
200	American Express Co.	20,050
500	Ameriprise Financial, Inc.	77,055
300	Ashmore Group plc	1,385
6,900	Bank of New York Mellon Corp. (The)	236,946
233	Berkshire Hathaway, Inc. Class B*	49,615
100	BlackRock, Inc.	56,355
300	Brewin Dolphin Holdings plc	903
200	Cboe Global Markets, Inc.	17,548
100	CME Group, Inc.	16,731
1,100	Credit Saison Co. Ltd.	11,687
200	Deutsche Boerse AG	35,064
100	Euronext NV	12,527
2,000	EXOR NV	108,565
5,000	Franklin Resources, Inc.	101,750
100	Hargreaves Lansdown plc	2,012
100	Hitachi Capital Corp.	2,351
1,600	IG Group Holdings plc	16,344
1,200	IntegraFin Holdings plc	7,860
200	Intercontinental Exchange, Inc.	20,010
800	Intermediate Capital Group plc	12,304
28,065	Invesco Ltd.	320,222
24,400	Investec plc	44,905
400	Japan Exchange Group, Inc.	11,211
1,900	Jupiter Fund Management plc	5,485
300	Liontrust Asset Management plc	4,800
22,300	M&G plc	45,836
8,300	Man Group plc	12,304
100	MarketAxess Holdings, Inc.	48,159
3,500	Mitsubishi UFJ Lease & Finance Co. Ltd.	16,262
85	Moody’s Corp.	24,637
122,100	Morgan Stanley	5,903,535
400	MSCI, Inc.	142,712
8,400	Natixis SA*	18,877
500	Ninety One plc*	1,311
4,400	Nomura Holdings, Inc.	20,108
1,900	ORIX Corp.	23,731
1,000	Plus500 Ltd.	20,214
4,200	Quilter plc	6,945
1,700	Raymond James Financial, Inc.	123,692
16,400	S&P Global, Inc.	5,913,840
200	Schroders plc	6,946
100	Sofina SA	27,301
900	St James’s Place plc	10,827

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
2,312	Standard Life Aberdeen plc	$ 6,733
2,400	State Street Corp.	142,392
10,826	Synchrony Financial	283,316
200	T. Rowe Price Group, Inc.	25,644

		14,041,239

Energy – 0.2%
7,300	Baker Hughes Co.	97,017
500	Cabot Oil & Gas Corp.	8,680
20,900	Cairn Energy plc*	38,787
76,400	Chevron Corp.	5,500,800
1,600	Concho Resources, Inc.	70,592
2,600	ConocoPhillips	85,384
1,700	Devon Energy Corp.	16,082
4,600	ENEOS Holdings, Inc.	16,412
3,171	EOG Resources, Inc.	113,966
9,000	Halliburton Co.	108,450
4,700	HollyFrontier Corp.	92,637
27,500	John Wood Group plc	75,503
6,600	Kinder Morgan, Inc.	81,378
277	Koninklijke Vopak NV	15,608
5,500	Marathon Oil Corp.	22,495
2,700	Marathon Petroleum Corp.	79,218
11,500	National Oilwell Varco, Inc.	104,190
3,700	OMV AG*	101,236
1,400	Petrofac Ltd.	2,010
1,500	Phillips 66	77,760
8,400	Royal Dutch Shell plc Class A	104,860
600	Royal Dutch Shell plc Class B	7,276
7,700	Schlumberger NV	119,812
11,300	Tenaris SA	56,298
6,151	TOTAL SE	211,241
2,100	Valero Energy Corp.	90,972

		7,298,664

Food & Staples Retailing – 0.7%
1,200	Aeon Co. Ltd.	32,281
200	Ain Holdings, Inc.	14,012
11,437	Carrefour SA	182,753
300	Colruyt SA*	19,469
100	Cosmos Pharmaceutical Corp.	17,427
20,200	Costco Wholesale Corp.	7,171,000
29,000	J Sainsbury plc	71,402
6,200	Jeronimo Martins SGPS SA	99,698
4,400	Kesko OYJ Class B	113,366
100	Kobe Bussan Co. Ltd.	5,507
8,200	Koninklijke Ahold Delhaize NV	242,375
136,200	Kroger Co. (The)	4,618,542
300	Lawson, Inc.	14,305
1,000	Seven & i Holdings Co. Ltd.	31,070
200	Sugi Holdings Co. Ltd.	14,141
200	Sysco Corp.	12,444
1,300	Tesco plc	3,566
8,800	Walgreens Boots Alliance, Inc.	316,096
64,500	Walmart, Inc.	9,024,195
200	Welcia Holdings Co. Ltd.	8,771
19,800	Wm Morrison Supermarkets plc	43,460

		22,055,880

Food, Beverage & Tobacco – 0.5%
2,400	AG Barr plc	15,073
400	Ajinomoto Co., Inc.	8,198
4,700	Altria Group, Inc.	181,608

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
1,900	Anheuser-Busch InBev SA/NV	$ 102,297
500	Asahi Group Holdings Ltd.	17,426
1,600	Associated British Foods plc	38,521
5,700	British American Tobacco plc	204,467
97,300	Bunge Ltd.	4,446,610
6,760	C&C Group plc	17,095
100	Calbee, Inc.	3,294
2,800	Campbell Soup Co.	135,436
900	Coca-Cola Co. (The)	44,433
5,912	Conagra Brands, Inc.	211,118
800	Constellation Brands, Inc. Class A	151,608
227	Cranswick plc	10,623
2,400	Danone SA	155,460
100	Davide Campari-Milano NV	1,091
100	Diageo plc	3,435
400	Fuji Oil Holdings, Inc.	12,591
4,055	General Mills, Inc.	250,112
5,700	Glanbia plc	58,854
32,000	Greencore Group plc	40,495
400	Hershey Co. (The)	57,336
500	Hormel Foods Corp.	24,445
3,800	Imperial Brands plc	67,121
100	Ito En Ltd.	7,132
1,800	J M Smucker Co. (The)	207,936
100	Japan Tobacco, Inc.	1,824
300	Kellogg Co.	19,377
100	Kerry Group plc Class A	12,809
700	Kewpie Corp.	14,397
100	Kirin Holdings Co. Ltd.	1,878
103,200	Kraft Heinz Co. (The)	3,090,840
800	Maruha Nichiro Corp.	18,356
245	McCormick & Co., Inc. (Non-Voting)	47,554
200	MEIJI Holdings Co. Ltd.	15,277
9,532	Molson Coors Beverage Co. Class B	319,894
3,400	Mondelez International, Inc. Class A	195,330
200	NH Foods Ltd.	8,940
400	Nichirei Corp.	10,578
100	Nissin Foods Holdings Co. Ltd.	9,395
49,200	PepsiCo, Inc.	6,819,120
300	Philip Morris International, Inc.	22,497
900	Sapporo Holdings Ltd.	16,187
300	Suntory Beverage & Food Ltd.	11,266
3,200	Tate & Lyle plc	27,463
100	Toyo Suisan Kaisha Ltd.	5,281
5,700	Tyson Foods, Inc. Class A	339,036
1,000	Yamazaki Baking Co. Ltd.	17,431

		17,498,545

Health Care Equipment & Services – 1.7%
63,100	Abbott Laboratories	6,867,173
500	ABIOMED, Inc.*	138,530
800	Alfresa Holdings Corp.	17,522
300	Align Technology, Inc.*	98,208
1,753	AmerisourceBergen Corp.	169,901
100	Amplifon SpA*	3,576
1,607	Anthem, Inc.	431,624
100	Asahi Intecc Co. Ltd.	3,143
200	Baxter International, Inc.	16,084
100	Becton Dickinson and Co.	23,268
300	BioMerieux	46,959

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
5,000	Cardinal Health, Inc.	$ 234,750
100	Carl Zeiss Meditec AG	12,630
5,800	Centene Corp.*	338,314
2,000	Cerner Corp.	144,580
2,600	Cigna Corp.	440,466
27,218	ConvaTec Group plc	62,702
96,000	CVS Health Corp.	5,606,400
31,821	Danaher Corp.	6,852,016
3,200	DaVita, Inc.*	274,080
4,100	Dentsply Sirona, Inc.	179,293
11,600	DexCom, Inc.*	4,781,868
200	DiaSorin SpA	40,238
600	Edwards Lifesciences Corp.*	47,892
1,900	Fresenius Medical Care AG & Co. KGaA	160,620
4,000	Fresenius SE & Co. KGaA	181,897
33,900	HCA Healthcare, Inc.	4,226,652
3,300	Henry Schein, Inc.*	193,974
1,000	Hologic, Inc.*	66,470
100	Hoya Corp.	11,292
12,200	Humana, Inc.	5,049,458
18,587	Laboratory Corp. of America Holdings*	3,499,374
200	M3, Inc.	12,371
2,114	McKesson Corp.	314,838
11,472	Mediclinic International plc	42,112
1,200	Medipal Holdings Corp.	24,063
300	Medtronic plc	31,176
300	Olympus Corp.	6,239
23,500	Quest Diagnostics, Inc.	2,690,515
500	ResMed, Inc.	85,715
400	Ship Healthcare Holdings, Inc.	19,587
100	Siemens Healthineers AG	4,489
100	Suzuken Co. Ltd.	3,814
600	Toho Holdings Co. Ltd.	12,939
9,700	UDG Healthcare plc	96,486
34,600	UnitedHealth Group, Inc.	10,787,242
3,000	Universal Health Services, Inc. Class B	321,060
800	West Pharmaceutical Services, Inc.	219,920
700	Zimmer Biomet Holdings, Inc.	95,298

		54,988,818

Household & Personal Products – 0.3%
100	Beiersdorf AG	11,354
300	Church & Dwight Co., Inc.	28,113
700	Clorox Co. (The)	147,119
300	Colgate-Palmolive Co.	23,145
100	Fancl Corp.	3,265
100	Kimberly-Clark Corp.	14,766
200	Lion Corp.	4,106
100	L’Oreal SA	32,543
100	Pigeon Corp.	4,468
64,200	Procter & Gamble Co. (The)	8,923,158
800	PZ Cussons plc	2,427
500	Reckitt Benckiser Group plc	48,753
100	Rohto Pharmaceutical Co. Ltd.	3,288
200	Unicharm Corp.	8,945
200	Unilever NV	12,145
2,300	Unilever plc	141,802

		9,409,397

Shares	Description	Value

Common Stocks – (continued)
Insurance – 0.6%
300	Admiral Group plc	$ 10,118
45,400	Aegon NV	117,509
7,100	Aflac, Inc.	258,085
1,800	Ageas SA/NV	73,654
100	Allianz SE (Registered)	19,193
3,600	Allstate Corp. (The)	338,904
32,512	Aon plc Class A	6,707,226
200	Arthur J Gallagher & Co.	21,116
2,000	ASR Nederland NV	67,267
3,600	Assicurazioni Generali SpA	50,740
300	Assurant, Inc.	36,393
18,200	Aviva plc	67,335
4,700	AXA SA	86,987
84,300	Brown & Brown, Inc.	3,816,261
8,200	CNP Assurances*	102,838
5,400	Direct Line Insurance Group plc	18,834
300	Everest Re Group Ltd.	59,262
75,200	Fidelity National Financial, Inc.	2,354,512
500	Globe Life, Inc.	39,950
100	Hannover Rueck SE	15,481
7,300	Hartford Financial Services Group, Inc. (The)	269,078
4,000	Japan Post Holdings Co. Ltd.	27,276
1,500	Japan Post Insurance Co. Ltd.	23,618
22,800	Just Group plc*	13,229
100	Lancashire Holdings Ltd.	894
18,400	Legal & General Group plc	44,886
34,500	Mapfre SA	54,126
400	Marsh & McLennan Cos., Inc.	45,880
2,800	Phoenix Group Holdings plc	24,901
6,800	Poste Italiane SpA	60,260
6,200	Principal Financial Group, Inc.	249,674
600	Progressive Corp. (The)	56,802
1,000	Prudential plc	14,348
17,000	RenaissanceRe Holdings Ltd.	2,885,580
4,300	RSA Insurance Group plc	25,107
200	Sabre Insurance Group plc	659
100	Sompo Holdings, Inc.	3,452
2,400	T&D Holdings, Inc.	23,660
100	Tokio Marine Holdings, Inc.	4,375
1,300	Travelers Cos., Inc. (The)	140,647
16,100	Unum Group	270,963

		18,501,080

Materials – 1.0%
200	ADEKA Corp.	2,880
420	Air Liquide SA	66,574
13,400	Air Products and Chemicals, Inc.	3,991,324
500	Anglo American plc	12,097
1,800	Antofagasta plc	23,755
10,200	ArcelorMittal SA*	135,694
500	Arkema SA	53,012
200	Avery Dennison Corp.	25,568
2,200	BASF SE	133,971
800	BHP Group plc	17,067
700	Celanese Corp.	75,215
13,800	Centamin plc	36,028
2,300	CF Industries Holdings, Inc.	70,633
2,500	Corteva, Inc.	72,025
1,600	Covestro AG	79,344
5,700	CRH plc	206,138
200	Croda International plc	16,133
100	Daicel Corp.	721

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
400	DIC Corp.	$ 10,000
3,200	Dow, Inc.	150,560
200	Dowa Holdings Co. Ltd.	5,870
6,400	DS Smith plc	24,314
1,400	DuPont de Nemours, Inc.	77,672
1,385	Eastman Chemical Co.	108,196
100	Ecolab, Inc.	19,984
700	Evonik Industries AG	18,108
1,500	Evraz plc	6,679
9,100	Ferrexpo plc	20,723
34,500	FMC Corp.	3,653,895
200	FP Corp.	8,424
600	Fresnillo plc	9,268
43,400	Glencore plc*	89,976
1,800	HeidelbergCement AG	109,991
200	Hill & Smith Holdings plc	3,072
100	Hitachi Metals Ltd.	1,542
500	Huhtamaki OYJ	24,641
3,300	International Paper Co.	133,782
300	Johnson Matthey plc	9,116
100	JSR Corp.	2,377
1,100	KAZ Minerals plc	7,438
1,400	LANXESS AG	80,103
25,247	Linde plc	6,011,728
200	Lintec Corp.	4,657
1,500	LyondellBasell Industries NV Class A	105,735
300	Martin Marietta Materials, Inc.	70,608
100	Maruichi Steel Tube Ltd.	2,504
2,200	Mitsubishi Chemical Holdings Corp.	12,699
400	Mitsubishi Gas Chemical Co., Inc.	7,441
300	Mitsui Chemicals, Inc.	7,251
1,900	Mondi plc	40,175
6,000	Mosaic Co. (The)	109,620
89,900	Newmont Corp.	5,704,155
420	Nippon Light Metal Holdings Co. Ltd.	6,661
100	Nippon Paint Holdings Co. Ltd.	10,295
100	Nippon Sanso Holdings Corp.	1,538
100	Nitto Denko Corp.	6,515
2,600	Nucor Corp.	116,636
1,400	Oji Holdings Corp.	6,433
900	Packaging Corp. of America	98,145
37,800	Petropavlovsk plc*	16,044
600	Polymetal International plc	13,074
800	PPG Industries, Inc.	97,664
1,000	Rengo Co. Ltd.	7,559
928	RHI Magnesita NV	30,308
600	Rio Tinto plc	36,103
17,900	Scotts Miracle-Gro Co. (The)	2,737,089
600	Sealed Air Corp.	23,286
8,800	Sherwin-Williams Co. (The)	6,131,312
3,700	Smurfit Kappa Group plc	145,073
500	Solvay SA	43,016
5,700	Stora Enso OYJ Class R	89,217
200	Sumitomo Bakelite Co. Ltd.	5,510
1,900	Sumitomo Chemical Co. Ltd.	6,289
200	Sumitomo Metal Mining Co. Ltd.	6,203
100	Sumitomo Osaka Cement Co. Ltd.	3,234
200	Symrise AG	27,624

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
8,000	Synthomer plc	$ 32,641
300	Taiheiyo Cement Corp.	7,660
300	Teijin Ltd.	4,653
300	Tokai Carbon Co. Ltd.	3,208
200	Tokuyama Corp.	4,821
100	Tokyo Ohka Kogyo Co. Ltd.	5,178
2,300	Toray Industries, Inc.	10,522
300	Tosoh Corp.	4,871
800	Toyo Seikan Group Holdings Ltd.	7,914
400	Toyobo Co. Ltd.	5,510
500	Ube Industries Ltd.	8,444
600	Umicore SA	24,957
100	UPM-Kymmene OYJ	3,044
3,800	voestalpine AG	100,152
400	Vulcan Materials Co.	54,216
4,000	Westrock Co.	138,960
2,900	Wienerberger AG*	76,638
200	Yamato Kogyo Co. Ltd.	4,898

		31,833,598

Media & Entertainment – 2.7%
63,412	Activision Blizzard, Inc.	5,133,201
11,836	Alphabet, Inc. Class A*	17,346,842
10,035	Alphabet, Inc. Class C*	14,747,436
400	Auto Trader Group plc	2,904
21,027	Bollore SA	78,321
100	Capcom Co. Ltd.	5,581
800	Charter Communications, Inc. Class A*	499,472
168,000	Cineworld Group plc(a)	87,853
214,460	Comcast Corp. Class A	9,920,920
100	CTS Eventim AG & Co. KGaA*	4,833
100	CyberAgent, Inc.	6,175
200	Daiichikosho Co. Ltd.	6,424
1,400	Dentsu Group, Inc.	41,323
18,400	Discovery, Inc. Class A*	400,568
20,400	Discovery, Inc. Class C*	399,840
2,300	Electronic Arts, Inc.*	299,943
72,581	Facebook, Inc. Class A*	19,008,964
12,200	Fox Corp. Class A	339,526
11,800	Fox Corp. Class B	330,046
1,000	Hakuhodo DY Holdings, Inc.	12,931
12,800	Interpublic Group of Cos., Inc. (The)	213,376
200	Kakaku.com, Inc.	5,273
36,100	Liberty Broadband Corp. Class C*	5,157,607
738	Live Nation Entertainment, Inc.*	39,763
24,400	Netflix, Inc.*	12,200,732
9,300	News Corp. Class A	130,386
5,509	News Corp. Class B	77,016
300	Nexon Co. Ltd.	7,483
3,200	Nippon Television Holdings, Inc.	34,407
4,000	Omnicom Group, Inc.	198,000
400	Pearson plc	2,837
3,700	ProSiebenSat.1 Media SE*	48,489
2,448	Publicis Groupe SA	78,899
800	Rightmove plc	6,468
200	Scout24 AG	17,445
100	Square Enix Holdings Co. Ltd.	6,618
26,700	Take-Two Interactive Software, Inc.*	4,411,374

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
1,300	TV Asahi Holdings Corp.	$ 20,645
100	Ubisoft Entertainment SA*	9,013
10,900	ViacomCBS, Inc.	305,309

		91,644,243

Pharmaceuticals, Biotechnology & Life Sciences – 1.8%
84,600	AbbVie, Inc.	7,410,114
400	Agilent Technologies, Inc.	40,376
2,500	Alexion Pharmaceuticals, Inc.*	286,075
1,200	Amgen, Inc.	304,992
100	Argenx SE*	26,417
1,400	Astellas Pharma, Inc.	20,869
500	AstraZeneca plc	54,632
2,800	Bayer AG (Registered)	172,743
1,000	Biogen, Inc.*	283,680
42,200	BioMarin Pharmaceutical, Inc.*	3,210,576
200	Bio-Rad Laboratories, Inc. Class A*	103,092
9,700	Bristol-Myers Squibb Co.	584,813
38,000	Charles River Laboratories International, Inc.*	8,605,100
300	Chugai Pharmaceutical Co. Ltd.	13,463
100	Dechra Pharmaceuticals plc	4,158
100	Eisai Co. Ltd.	9,133
600	Eli Lilly and Co.	88,812
39,100	Exact Sciences Corp.*	3,986,245
700	Galapagos NV*	99,239
100	Genus plc	4,959
300	Gerresheimer AG	33,573
4,832	Gilead Sciences, Inc.	305,334
10,100	GlaxoSmithKline plc	189,350
200	Grifols SA	5,751
100	Hikma Pharmaceuticals plc	3,352
200	Hisamitsu Pharmaceutical Co., Inc.	10,225
100	Illumina, Inc.*	30,908
400	Ipsen SA	41,814
27,500	IQVIA Holdings, Inc.*	4,334,825
74,049	Johnson & Johnson	11,024,415
300	Kaken Pharmaceutical Co. Ltd.	13,748
800	Kissei Pharmaceutical Co. Ltd.	18,090
200	Kyowa Kirin Co. Ltd.	5,691
800	Merck & Co., Inc.	66,360
100	Merck KGaA	14,579
3,700	Mettler-Toledo International, Inc.*	3,573,275
100	Mochida Pharmaceutical Co. Ltd.	3,952
100	MorphoSys AG*	12,654
23,066	Mylan NV*	342,069
200	Ono Pharmaceutical Co. Ltd.	6,291
300	Orion OYJ Class B	13,592
400	Otsuka Holdings Co. Ltd.	16,946
900	PerkinElmer, Inc.	112,959
5,200	Perrigo Co. plc	238,732
600	Pfizer, Inc.	22,020
254	PureTech Health plc*	832
1,000	QIAGEN NV*	51,940
200	Recordati Industria Chimica e Farmaceutica SpA	10,245
500	Regeneron Pharmaceuticals, Inc.*	279,890
3,200	Sanofi	320,678
100	Sartorius Stedim Biotech	34,540

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
300	Sawai Pharmaceutical Co. Ltd.	$ 15,137
300	Shionogi & Co. Ltd.	16,057
1,100	Sumitomo Dainippon Pharma Co. Ltd.	14,495
300	Taisho Pharmaceutical Holdings Co. Ltd.	19,757
1,100	Takeda Pharmaceutical Co. Ltd.	39,317
17,450	Thermo Fisher Scientific, Inc.	7,704,524
400	Tsumura & Co.	12,466
300	UCB SA	34,072
19,900	Vertex Pharmaceuticals, Inc.*	5,415,188
200	Waters Corp.*	39,136

		59,758,267

Real Estate – 0.6%
200	alstria office REIT-AG (REIT)	2,781
23,947	American Tower Corp. (REIT)	5,788,708
8,128	Assura plc (REIT)	8,091
100	Big Yellow Group plc (REIT)	1,340
200	BMO Commercial Property Trust Ltd. (REIT)	167
3,500	CBRE Group, Inc. Class A*	164,395
5,300	Civitas Social Housing plc (REIT)	7,219
100	CLS Holdings plc	274
35,900	Crown Castle International Corp. (REIT)	5,977,350
100	Deutsche Wohnen SE	4,998
100	Digital Realty Trust, Inc. (REIT)	14,676
200	Duke Realty Corp. (REIT)	7,380
7,390	Equinix, Inc. (REIT)	5,617,361
100	GCP Student Living plc (REIT)	159
1,700	Grainger plc	6,505
1,000	Host Hotels & Resorts, Inc. (REIT)	10,790
200	Hulic Co. Ltd.	1,877
400	Inmobiliaria Colonial SOCIMI SA (REIT)	3,301
6,700	IWG plc*	22,418
1,300	Kojamo OYJ	27,921
100	Land Securities Group plc (REIT)	673
1,215	LondonMetric Property plc (REIT)	3,475
500	LXI REIT plc (REIT)	695
300	Merlin Properties Socimi SA (REIT)	2,502
100	Mitsubishi Estate Co. Ltd.	1,515
2,920	Primary Health Properties plc (REIT)	5,588
100	Public Storage (REIT)	22,272
100	Relo Group, Inc.	2,402
800	Safestore Holdings plc (REIT)	8,035
1,600	Savills plc	16,082
56	SBA Communications Corp. (REIT)	17,835
1,235	Segro plc (REIT)	14,842
100	Sirius Real Estate Ltd.	94
23,800	Sun Communities, Inc. (REIT)	3,346,518
100	TAG Immobilien AG*	3,015
500	Tritax Big Box REIT plc (REIT)	999
700	Vonovia SE	47,987

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
123	Warehouses De Pauw CVA (REIT)	$ 4,476
100	Workspace Group plc (REIT)	694

		21,167,410

Retailing – 1.6%
1,000	Advance Auto Parts, Inc.	153,500
6,576	Amazon.com, Inc.*	20,706,048
2,900	AO World plc*	8,075
300	Autobacs Seven Co. Ltd.	3,907
100	AutoZone, Inc.*	117,764
2,700	B&M European Value Retail SA	17,213
1,800	Best Buy Co., Inc.	200,322
3,200	Booking Holdings, Inc.*	5,474,176
16,400	Burlington Stores, Inc.*	3,379,876
1,313	CarMax, Inc.*	120,678
300	Delivery Hero SE*	34,422
13,700	Dixons Carphone plc	16,499
20,400	Dollar General Corp.	4,276,248
39,160	Dollar Tree, Inc.*	3,576,874
600	Dunelm Group plc	10,803
5,638	eBay, Inc.	293,740
3,400	Frasers Group plc*	15,079
1,830	Gap, Inc. (The)	31,165
2,000	Genuine Parts Co.	190,340
1,200	HelloFresh SE*	66,689
37,450	Home Depot, Inc. (The)	10,400,239
2,200	Inchcape plc	12,476
4,500	Industria de Diseno Textil SA	124,490
400	Izumi Co. Ltd.	14,586
1,300	J Front Retailing Co. Ltd.	9,412
1,300	JD Sports Fashion plc	13,570
5,200	Kingfisher plc	19,918
10,800	Kohl’s Corp.	200,124
1,800	K’s Holdings Corp.	24,368
2,300	L Brands, Inc.	73,163
123,972	LKQ Corp.*	3,437,744
3,500	Lowe’s Cos., Inc.	580,510
12,000	Marks & Spencer Group plc	15,058
200	Moneysupermarket.com Group plc	689
200	Next plc	15,333
600	Ocado Group plc*	21,222
300	O’Reilly Automotive, Inc.*	138,324
300	Pan Pacific International Holdings Corp.	6,986
2,600	Pets at Home Group plc	14,212
1,900	Rakuten, Inc.	20,488
100	Shimachu Co. Ltd.	3,383
1,800	Target Corp.	283,356
2,000	Tractor Supply Co.	286,680
500	Ulta Beauty, Inc.*	111,990
6,100	Vivo Energy plc	5,903
1,200	Watches of Switzerland Group plc*	5,203
300	WH Smith plc	3,685
5,000	Yamada Holdings Co. Ltd.	24,935
100	Zalando SE*	9,343

		54,570,808

Semiconductors & Semiconductor Equipment – 1.9%
2,800	Advanced Micro Devices, Inc.*	229,572

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
100	Advantest Corp.	$ 4,864
36,600	Analog Devices, Inc.	4,272,684
68,500	Applied Materials, Inc.	4,072,325
800	ASM International NV	114,675
300	ASML Holding NV	110,812
700	BE Semiconductor Industries NV	30,010
1,101	Broadcom, Inc.	401,116
1,700	Dialog Semiconductor plc*	74,094
4,600	Infineon Technologies AG	129,655
193,600	Intel Corp.	10,024,608
12,847	Lam Research Corp.	4,261,992
100	Lasertec Corp.	8,220
2,100	Microchip Technology, Inc.	215,796
125,518	Micron Technology, Inc.*	5,894,325
22,700	MKS Instruments, Inc.	2,479,521
29,590	NVIDIA Corp.	16,014,700
2,500	Qorvo, Inc.*	322,525
59,659	QUALCOMM, Inc.	7,020,671
2,400	Renesas Electronics Corp.*	17,615
100	Rohm Co. Ltd.	7,731
2,500	Skyworks Solutions, Inc.	363,750
20,500	STMicroelectronics NV	629,260
40,500	Texas Instruments, Inc.	5,782,995
100	Ulvac, Inc.	3,644
300	Xilinx, Inc.	31,272

		62,518,432

Software & Services – 3.4%
24,700	Accenture plc Class A	5,581,953
21,200	Adobe, Inc.*	10,397,116
28,800	Akamai Technologies, Inc.*	3,183,552
1,100	Alten SA*	104,208
1,700	Amadeus IT Group SA	94,411
13,500	ANSYS, Inc.*	4,417,605
1,604	Atos SE*	128,891
800	Autodesk, Inc.*	184,808
1,000	Automatic Data Processing, Inc.	139,490
1,200	Avast plc	8,147
100	AVEVA Group plc	6,168
600	Bechtle AG	121,406
50,400	Booz Allen Hamilton Holding Corp.	4,182,192
27,300	Cadence Design Systems, Inc.*	2,910,999
800	CANCOM SE	41,322
1,000	Capgemini SE	128,295
2,500	Citrix Systems, Inc.	344,275
6,300	Cognizant Technology Solutions Corp. Class A	437,346
300	Computacenter plc	9,161
400	Dassault Systemes SE	74,633
18,300	DXC Technology Co.	326,655
978	Edenred	43,909
11,200	EPAM Systems, Inc.*	3,620,736
5,100	Equiniti Group plc	7,481
200	FDM Group Holdings plc	2,614
44,400	Fidelity National Information Services, Inc.	6,536,124
16,600	Finablr plc*(b)	2,362
3,900	Fiserv, Inc.*	401,895
1,000	FleetCor Technologies, Inc.*	238,100
1,000	Fortinet, Inc.*	117,810
340	Fujitsu Ltd.	46,450
2,200	Gartner, Inc.*	274,890

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
1,400	Global Payments, Inc.	$ 248,612
100	Infomart Corp.	887
4,300	International Business Machines Corp.	523,181
207	Intuit, Inc.	67,525
200	Itochu Techno-Solutions Corp.	7,587
400	Jack Henry & Associates, Inc.	65,036
394	Kainos Group plc	5,049
3,900	Leidos Holdings, Inc.	347,685
33,652	Mastercard, Inc. Class A	11,380,097
1,896	Micro Focus International plc	6,027
102,121	Microsoft Corp.	21,479,110
500	NEC Corp.	29,247
100	Nemetschek SE	7,309
100	NET One Systems Co. Ltd.	4,543
4,400	Nexi SpA*	88,186
300	Nihon Unisys Ltd.	9,465
200	Nomura Research Institute Ltd.	5,889
7,427	NortonLifeLock, Inc.	154,779
1,000	NTT Data Corp.	12,797
151,262	Oracle Corp.	9,030,341
100	Otsuka Corp.	5,110
300	Paychex, Inc.	23,931
1,063	PayPal Holdings, Inc.*	209,443
1,400	Sage Group plc (The)	13,010
657	salesforce.com, Inc.*	165,117
800	SAP SE	124,575
200	SCSK Corp.	11,190
13,576	ServiceNow, Inc.*	6,584,360
200	Softcat plc	3,110
700	Sopra Steria Group*	110,970
19,700	Synopsys, Inc.*	4,215,406
100	TeamViewer AG*	4,932
400	TIS, Inc.	8,496
300	Tyler Technologies, Inc.*	104,568
334	VeriSign, Inc.*	68,420
62,294	Visa, Inc. Class A	12,456,931
9,100	Western Union Co. (The)	195,013
520	Worldline SA*	42,579

		111,935,517

Technology Hardware & Equipment – 1.6%
1,300	Alps Alpine Co. Ltd.	17,523
400	Amano Corp.	9,301
1,400	Amphenol Corp. Class A	151,578
1,900	Anritsu Corp.	43,297
216,476	Apple, Inc.	25,070,086
17,500	Arista Networks, Inc.*	3,621,275
200	Azbil Corp.	7,494
1,100	Brother Industries Ltd.	17,498
500	Canon Marketing Japan, Inc.	10,036
800	Canon, Inc.	13,269
2,400	CDW Corp.	286,872
202,726	Cisco Systems, Inc.	7,985,377
1,100	Citizen Watch Co. Ltd.	3,086
2,900	Corning, Inc.	93,989
82,200	Dell Technologies, Inc. Class C*	5,564,118
44,000	Dolby Laboratories, Inc. Class A	2,916,320
2,602	F5 Networks, Inc.*	319,448
7,992	FLIR Systems, Inc.	286,513
500	FUJIFILM Holdings Corp.	24,646
200	Halma plc	6,042
100	Hamamatsu Photonics KK	5,054

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
24,200	Hewlett Packard Enterprise Co.	$ 226,754
1,120	Hitachi Ltd.	37,923
100	Horiba Ltd.	5,230
19,800	HP, Inc.	376,002
100	Ibiden Co. Ltd.	3,408
800	IPG Photonics Corp.*	135,976
12,987	Juniper Networks, Inc.	279,220
2,100	Keysight Technologies, Inc.*	207,438
1,600	Konica Minolta, Inc.	4,538
1,314	Motorola Solutions, Inc.	206,048
200	Murata Manufacturing Co. Ltd.	13,005
6,421	NetApp, Inc.	281,497
400	Nippon Electric Glass Co. Ltd.	7,475
33,400	Nokia OYJ*	130,723
1,600	Oki Electric Industry Co. Ltd.	17,271
100	Omron Corp.	7,819
200	Oxford Instruments plc	4,091
100	Renishaw plc	7,231
2,200	Ricoh Co. Ltd.	14,850
7,100	Seagate Technology plc	349,817
1,100	Seiko Epson Corp.	12,650
300	Spectris plc	9,418
3,000	Spirent Communications plc	11,032
200	Taiyo Yuden Co. Ltd.	6,300
2,600	TE Connectivity Ltd.	254,124
5,100	Western Digital Corp.	186,405
14,689	Zebra Technologies Corp. Class A*	3,708,385

		52,957,452

Telecommunication Services – 0.3%
293,600	AT&T, Inc.	8,370,536
2,000	BT Group plc	2,533
700	Cellnex Telecom SA	42,492
36,609	CenturyLink, Inc.	369,385
1,000	Deutsche Telekom AG (Registered)	16,650
100	Elisa OYJ	5,879
1,500	Freenet AG	30,304
200	Iliad SA	36,687
1,800	KDDI Corp.	45,273
3,500	Koninklijke KPN NV	8,212
3,100	Nippon Telegraph & Telephone Corp.	63,292
1,300	NTT DOCOMO, Inc.	47,770
6,300	Orange SA	65,618
300	Proximus SADP	5,473
100	TalkTalk Telecom Group plc	103
212,300	Telecom Italia SpA	85,091
4,500	Telefonica Deutschland Holding AG	11,501
23,100	Telefonica SA	79,131
200	T-Mobile US, Inc.*	22,872
600	United Internet AG (Registered)	22,946
11,125	Verizon Communications, Inc.	661,826
48,700	Vodafone Group plc	64,548

		10,058,122

Transportation – 0.4%
2,100	Abertis Infraestructuras SA*(b)	15,930
4,800	Alaska Air Group, Inc.	175,824
3,800	Atlantia SpA*	59,513
200	Central Japan Railway Co.	28,668

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
1,800	CH Robinson Worldwide, Inc.	$ 183,942
100	Clarkson plc	2,907
2,100	CSX Corp.	163,107
400	Deutsche Lufthansa AG (Registered)*	3,465
200	Deutsche Post AG (Registered)	9,075
100	easyJet plc	644
900	Expeditors International of Washington, Inc.	81,468
23,700	FedEx Corp.	5,961,024
41,200	Firstgroup plc*	20,124
2,400	Go-Ahead Group plc (The)	17,854
100	Japan Airlines Co. Ltd.	1,865
400	JB Hunt Transport Services, Inc.	50,552
400	Kamigumi Co. Ltd.	7,882
1,100	Old Dominion Freight Line, Inc.	199,012
9,400	Royal Mail plc	28,824
100	Sankyu, Inc.	3,949
100	SG Holdings Co. Ltd.	5,203
5,300	Southwest Airlines Co.	198,750
32,400	Union Pacific Corp.	6,378,588
200	Wizz Air Holdings plc*	8,017
200	Yamato Holdings Co. Ltd.	5,269

		13,611,456

Utilities – 0.1%
32,400	A2A SpA	47,061
2,213	AES Corp. (The)	40,077
200	Alliant Energy Corp.	10,330
200	Ameren Corp.	15,816
100	American Electric Power Co., Inc.	8,173
152	American Water Works Co., Inc.	22,022
300	Atmos Energy Corp.	28,677
7,100	CenterPoint Energy, Inc.	137,385
48,100	Centrica plc	24,888
100	Chubu Electric Power Co., Inc.	1,216
100	Chugoku Electric Power Co., Inc. (The)	1,250
440	CMS Energy Corp.	27,020
2,400	Consolidated Edison, Inc.	186,720
1,870	ContourGlobal plc	4,670
400	Dominion Energy, Inc.	31,572
9,400	Drax Group plc	32,271
1,100	DTE Energy Co.	126,544
2,200	Duke Energy Corp.	194,832
4,000	E.ON SE	44,090
2,800	Edison International	142,352
19,900	EDP—Energias de Portugal SA	97,847
1,895	Electricite de France SA	20,018
1,800	Enagas SA	41,532
700	Endesa SA	18,724
10,100	Enel SpA	87,627
7,900	Engie SA*	105,572
500	Entergy Corp.	49,265
2,900	Evergy, Inc.	147,378
200	Eversource Energy	16,710
6,000	Exelon Corp.	214,560
3,512	FirstEnergy Corp.	100,829
2,700	Fortum OYJ	54,589
8,900	Hera SpA	32,817
1,500	Hokuriku Electric Power Co.	11,232

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
17,200	Iberdrola SA	$ 211,708
5,300	Italgas SpA	33,426
100	Kyushu Electric Power Co., Inc.	907
1,400	Naturgy Energy Group SA	28,077
100	NextEra Energy, Inc.	27,756
3,900	NiSource, Inc.	85,800
5,198	NRG Energy, Inc.	159,786
300	Osaka Gas Co. Ltd.	5,841
1,100	Pennon Group plc	14,635
700	Pinnacle West Capital Corp.	52,185
2,300	Public Service Enterprise Group, Inc.	126,293
300	Red Electrica Corp. SA	5,627
643	Rubis SCA	25,744
900	RWE AG	33,704
400	Severn Trent plc	12,594
1,100	Shikoku Electric Power Co., Inc.	8,388
1,050	Siemens Energy AG*	28,315
800	Snam SpA	4,114
400	Southern Co. (The)	21,688
4,700	SSE plc	73,152
4,200	Suez SA	77,604
300	Telecom Plus plc	5,151
1,800	Terna Rete Elettrica Nazionale SpA	12,594
100	Toho Gas Co. Ltd.	4,948
800	Tohoku Electric Power Co., Inc.	8,018
400	Tokyo Gas Co. Ltd.	9,128
200	United Utilities Group plc	2,209
3,200	Veolia Environnement SA	69,043
400	Verbund AG Class A	21,845
300	WEC Energy Group, Inc.	29,070
300	Xcel Energy, Inc.	20,703

		3,345,719

TOTAL COMMON STOCKS (Cost $619,837,875)		$ 739,538,327

Exchange-Traded Funds – 15.2%
118,859	Invesco Emerging Markets Sovereign Debt ETF(a)	$ 3,223,456
3,434,684	Invesco Senior Loan ETF(a)	74,670,030
7,162,314	iShares Core MSCI Emerging Markets ETF	378,170,179
595,292	SPDR Bloomberg Barclays Convertible Securities ETF	41,009,666
168,414	SPDR Dow Jones International Real Estate ETF(a)	5,003,580
54,112	SPDR Dow Jones REIT ETF(a)	4,219,113

TOTAL EXCHANGE-TRADED FUNDS (Cost $511,541,223)		$ 506,296,024

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company~~(c)~~ – 56.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,874,825,652	0.027%	$1,874,825,652
(Cost $1,874,825,652)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,006,204,750)		$3,120,660,003

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 2.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
83,725,625	0.027%	$ 83,725,625
(Cost $83,725,625)

TOTAL INVESTMENTS – 96.0% (Cost $3,089,930,375)		$3,204,385,628

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%		132,801,979

NET ASSETS – 100.0%		$3,337,187,607

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NZD	— New Zealand Dollar
PHP	— Philippines Peso
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Chase Bank NA	INR	432,160,000	USD	5,847,642	10/29/2020	$11,641
	KRW	4,047,000,000	USD	3,465,135	10/29/2020	5,654
	PHP	295,320,000	USD	6,076,872	10/29/2020	13,483
	USD	7,443,144	EUR	6,330,000	10/23/2020	18,225

TOTAL						$49,003

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Chase Bank NA	AUD	8,260,000	USD	5,968,075	10/23/2020	$(51,567)
	CAD	11,070,000	USD	8,340,340	10/23/2020	(26,153)
	CHF	9,670,000	USD	10,574,173	10/23/2020	(68,997)
	JPY	439,040,000	USD	4,199,639	10/23/2020	(35,758)
	NZD	10,510,000	USD	7,025,860	10/23/2020	(72,992)
	SEK	35,220,000	USD	3,981,352	10/23/2020	(47,873)
	TWD	101,470,000	USD	3,521,699	10/29/2020	(3,617)
	USD	3,638,185	CAD	4,870,000	10/23/2020	(19,456)
	USD	3,681,390	CHF	3,390,000	10/23/2020	(1,397)
	USD	3,432,234	GBP	2,670,000	10/23/2020	(13,383)

TOTAL						$(341,193)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	74	12/29/2020	$13,997,100	$(201,594)
3 Month Canadian Bankers Acceptance	19	12/14/2020	3,549,078	40,856
3 Month Canadian Bankers Acceptance	18	03/15/2021	3,362,622	2,750
3 Month Canadian Bankers Acceptance	19	06/14/2021	3,548,900	140
3 Month Eurodollar	15	12/14/2020	3,740,812	1,653
Australia 10 Year Bond	303	12/15/2020	32,316,777	175,185
Canada 10 Year Bond	269	12/18/2020	30,674,747	(18,241)
Copper	57	12/29/2020	4,308,487	296,243
DAX Index	25	12/18/2020	9,364,212	(323,669)
EURO STOXX 50 Index	3,202	12/18/2020	119,908,667	(4,820,782)
Euro-Bobl	511	12/08/2020	80,983,315	(34,380)
Euro-BTP	103	12/08/2020	17,822,108	199,045
Euro-Bund	378	12/08/2020	77,331,543	96,392
Euro-Buxl	28	12/08/2020	7,310,929	62,959
Euro-OAT	148	12/08/2020	29,233,353	112,001
Euro-Schatz	315	12/08/2020	41,469,293	(2,400)
FTSE 100 Index	481	12/18/2020	36,255,758	(1,546,828)
Japan 10 Year Bond	3	12/14/2020	4,325,985	551
KOSPI 200 Index	77	12/10/2020	5,101,785	(45,456)
LME Nickel Base Metal	40	11/18/2020	3,480,300	(90,543)
Long Gilt	210	12/29/2020	36,865,945	122,901
MSCI Taiwan Index	89	10/29/2020	4,387,700	106,390
NASDAQ 100 E-Mini Index	31	12/18/2020	7,072,495	87,315
OMXS30 Index	193	10/16/2020	3,946,373	24,069
S&P Midcap 400 E-Mini Index	32	12/18/2020	5,938,880	(1,109)
S&P/TSX 60 Index	23	12/17/2020	3,321,618	(52,361)
Soybean	69	11/13/2020	3,525,900	89,483
TOPIX Index	220	12/10/2020	33,907,931	797,447
U.S. Treasury 2 Year Note	364	12/31/2020	80,421,250	27,818
U.S. Treasury 5 Year Note	861	12/31/2020	108,492,726	79,946
U.S. Treasury 10 Year Note	901	12/21/2020	125,689,500	222,677
U.S. Treasury Long Bond	159	12/21/2020	28,008,844	(54,521)

Total				$(4,646,063)

Short position contracts:
3 Month Euroswiss	(9)	12/14/2020	(2,461,919)	(692)
Russell 2000 E-Mini Index	(252)	12/18/2020	(18,955,440)	(188,836)
S&P 500 E-Mini Index	(228)	12/18/2020	(38,212,800)	241,513

Total				$51,985

Total Futures Contracts				$(4,594,078)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	3.450%	12/20/2025	EUR	92,350	$7,906,836	$8,603,368	$(696,532)
iTraxx Europe Index	1.000	0.595	12/20/2025		10,950	275,260	283,575	(8,315)
Markit CDX North America High Yield Index	5.000	4.072	12/20/2025	USD	206,900	8,977,161	8,388,291	588,870
Markit CDX North America Investment Grade Index	1.000	0.592	12/20/2025		9,850	208,834	237,886	(29,052)

TOTAL						$17,368,091	$17,513,120	$(145,029)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation / (Depreciation)(a)

Alerian MLP Index Total Return(b)	(0.152)%	Bank of America NA	05/17/2021	USD	11,164	$(735,990)
Bloomberg Roll Select Commodity Index Total Return(c)	(0.000)	JPMorgan Chase Bank NA	02/26/2021		5,337	48,497
Euro Stoxx Gross Total Return Index(d)	0.526		06/16/2021	EUR	11,718	456,752
FTSE 100 Total Return Index(d)	0.049		09/15/2021	GBP	3,234	163,623
J.P. Morgan Bespoke Global Energy Sector Index(b)	(0.152)		08/24/2021	USD	1,310	(105,641)
J.P. Morgan Bespoke Global Healthcare Sector Index(b)	(0.152)		08/24/2021		56,046	(548,097)
J.P. Morgan Bespoke Global Materials Sector Index(b)	(0.152)		08/24/2021		19,375	(867,547)
J.P. Morgan Bespoke Global Technology Sector Index(b)	(0.152)		08/24/2021		32,725	289,320
MSCI The World Growth Net Return Index(b)	(0.152)		08/25/2021		198,424	(1,143,140)
MSCI The World Net Return Index(d)	0.152		08/25/2021		345,067	5,519,403

TOTAL						$3,077,180

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made monthly.
(c)	Payments made weekly.
(d)	Payments received monthly.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS and WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following purchased & written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,525 USD	10/30/2020	74	$24,886,200	$16,095	$71,782	$(55,687)
		2,670 USD	10/30/2020	20	6,726,000	6,900	28,215	(21,315)
		2,740 USD	10/30/2020	305	102,571,500	137,250	289,650	(152,400)
		2,825 USD	10/30/2020	234	78,694,200	152,100	124,455	27,645

Total purchased options contracts				633		$312,345	$514,102	$(201,757)

Written options contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	3,260 USD	10/30/2020	180	$(60,534,000)	$(1,064,700)	$(1,532,185)	$467,485
		3,265 USD	10/30/2020	74	(24,886,200)	(448,070)	(603,105)	155,035
		3,290 USD	10/30/2020	234	(78,694,200)	(1,593,540)	(1,313,508)	(280,032)
		3,350 USD	10/30/2020	125	(42,037,500)	(1,125,000)	(1,025,924)	(99,076)
		3,480 USD	10/30/2020	20	(6,726,000)	(324,800)	(201,685)	(123,115)

Total written options contracts				633		$(4,556,110)	$(4,676,407)	$120,297

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 72.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
30,453,151	0.027%	$30,453,151

TOTAL INVESTMENTS – 72.3% (Cost $30,453,151)		$30,453,151

OTHER ASSETS IN EXCESS OF LIABILITIES – 27.7%		11,689,324

NET ASSETS – 100.0%		$42,142,475

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thailand Baht
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	INR	90,050,000	USD	1,218,569	10/29/2020	$2,341
	USD	139,829	BRL	760,000	10/29/2020	4,597
	USD	453,472	CLP	350,180,000	10/29/2020	7,312
	USD	1,082,288	CZK	24,970,000	10/23/2020	278
	USD	909,613	HUF	280,800,000	10/26/2020	4,202
	USD	440,316	KRW	513,250,000	10/29/2020	143
	USD	4,041,360	NOK	37,490,000	10/23/2020	21,969
	USD	254,024	RUB	19,450,000	10/29/2020	4,269
	USD	609,281	SEK	5,390,000	10/23/2020	7,309
	USD	1,239,716	THB	38,790,000	10/26/2020	15,641
	USD	179,095	TWD	5,130,000	10/29/2020	1,232
	ZAR	14,240,000	USD	846,455	10/23/2020	1,495

TOTAL						$70,788

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	IDR	3,606,920,000	USD	242,972	11/03/2020	$(955)
	MXN	14,200,000	USD	658,525	10/23/2020	(17,971)
	PLN	760,000	USD	199,010	10/23/2020	(2,385)
	USD	6,062	CZK	140,000	10/23/2020	(4)
	USD	202,806	ILS	700,000	10/23/2020	(1,571)
	USD	699,607	NOK	6,550,000	10/23/2020	(2,634)
	USD	63,440	PHP	3,080,000	10/29/2020	(78)
	USD	280,122	SEK	2,510,000	10/23/2020	(202)

TOTAL						$(25,800)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	6	12/29/2020	$1,134,900	$(41,407)
3 Month Canadian Bankers Acceptance	1	12/14/2020	186,794	27
3 Month Canadian Bankers Acceptance	1	03/15/2021	186,812	73
3 Month Canadian Bankers Acceptance	1	06/14/2021	186,784	7
Australia 10 Year Bond	162	12/15/2020	17,278,277	78,353
Brent Crude Oil	10	01/29/2021	432,800	6,420
Canada 10 Year Bond	23	12/18/2020	2,622,748	(2,150)
Cocoa	17	03/16/2021	428,230	2,076
Coffee ‘C’	11	03/19/2021	464,887	(23,847)
Copper	6	03/29/2021	454,725	7,133
Corn	24	03/12/2021	464,400	46,712
Cotton No. 2	14	03/09/2021	465,850	9,771
Euro-Bobl	4	12/08/2020	633,920	(65)
Euro-BTP	1	12/08/2020	173,030	2,355
Euro-OAT	2	12/08/2020	395,045	165
Feeder Cattle	6	11/19/2020	425,775	21
Foreign Exchange AUD/USD	5	12/14/2020	358,050	(448)
Foreign Exchange NZD/USD	33	12/14/2020	2,182,950	(16,103)
KC HRW Wheat	18	03/12/2021	465,750	53,142
KOSPI 200 Index	1	12/10/2020	66,257	(675)
Lean Hogs	16	02/12/2021	435,520	33,310
Live Cattle	10	02/26/2021	462,800	5,928
LME Aluminum Base Metal	13	10/21/2020	565,419	32,118
LME Aluminum Base Metal	4	11/18/2020	175,225	14,485
LME Aluminum Base Metal	7	12/16/2020	308,744	12,896
LME Aluminum Base Metal	8	01/20/2021	353,900	(5,678)
LME Aluminum Base Metal	10	02/17/2021	443,812	(6,225)
LME Lead Base Metal	2	10/21/2020	90,375	(6,375)
LME Lead Base Metal	2	11/18/2020	90,750	(4,181)
LME Nickel Base Metal	2	10/21/2020	173,844	(4,979)
LME Nickel Base Metal	3	11/18/2020	261,023	(6,908)
LME Zinc Base Metal	9	10/21/2020	537,975	48,511
LME Zinc Base Metal	5	11/18/2020	299,625	31,377
LME Zinc Base Metal	5	12/16/2020	300,281	29,667
LME Zinc Base Metal	6	01/20/2021	361,200	(3,623)
LME Zinc Base Metal	8	02/17/2021	482,600	(6,211)
Low Sulphur Gasoil	13	02/11/2021	455,650	5,529
MSCI Taiwan Index	1	10/29/2020	49,300	1,205
Natural Gas	13	01/27/2021	420,030	(9,156)
NY Harbor ULSD	9	01/29/2021	450,765	(1,968)
OMXS30 Index	3	10/16/2020	61,343	375
RBOB Gasoline	9	01/29/2021	442,487	15,146
S&P 500 E-Mini Index	3	12/18/2020	502,800	(1,956)
Silver	3	12/29/2020	350,250	(38,998)
Soybean	9	03/12/2021	458,888	14,772
Soybean Oil	23	03/12/2021	459,264	(2,634)
TOPIX Index	1	12/10/2020	154,127	3,681
U.S. Treasury 2 Year Note	3	12/31/2020	662,813	229
U.S. Treasury 5 Year Note	8	12/31/2020	1,008,062	713
U.S. Treasury 10 Year Note	74	12/21/2020	10,323,000	18,344
U.S. Treasury Long Bond	1	12/21/2020	176,156	(346)
Wheat	16	03/12/2021	466,800	40,925

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
WTI Crude Oil	11	01/20/2021	$450,340	$7,571

Total				$339,104

Short position contracts:
Brent Crude Oil	(11)	10/30/2020	(462,770)	(6,872)
CAC 40 10 Euro Index	(1)	10/16/2020	(56,289)	192
CBOE Volatility Index	(23)	10/21/2020	(698,625)	23,666
CBOE Volatility Index	(27)	11/18/2020	(887,625)	(106,194)
CBOE Volatility Index	(25)	12/16/2020	(773,125)	(33,789)
Cocoa	(11)	12/15/2020	(279,180)	6,525
Coffee ‘C’	(16)	12/18/2020	(665,100)	54,400
Copper	(11)	12/29/2020	(831,462)	(35,393)
Corn	(38)	12/14/2020	(718,200)	(18,720)
Cotton No. 2	(28)	12/08/2020	(921,620)	(18,168)
Euro-Bund	(113)	12/08/2020	(23,117,631)	(23,332)
Euro-Schatz	(1)	12/08/2020	(131,649)	(2)
Foreign Exchange CAD/USD	(9)	12/15/2020	(675,990)	7,785
Foreign Exchange CHF/USD	(20)	12/14/2020	(2,719,500)	36,171
Foreign Exchange EUR/USD	(36)	12/14/2020	(5,283,000)	61,252
Foreign Exchange GBP/USD	(23)	12/14/2020	(1,855,525)	(6,483)
Foreign Exchange JPY/USD	(25)	12/14/2020	(2,964,844)	(6,333)
FTSE 100 Index	(1)	12/18/2020	(75,376)	3,196
Hang Seng Index	(1)	10/29/2020	(151,160)	(1,859)
HSCEI	(2)	10/29/2020	(121,031)	(214)
IBEX 35 Index	(1)	10/16/2020	(78,911)	4,209
Japan 10 Year Bond	(6)	12/14/2020	(8,651,970)	(6,454)
KC HRW Wheat	(23)	12/14/2020	(585,638)	(35,736)
Lean Hogs	(30)	12/14/2020	(758,400)	(9,954)
Live Cattle	(9)	12/31/2020	(404,100)	(6,138)
LME Aluminum Base Metal	(13)	10/21/2020	(565,419)	(20,778)
LME Aluminum Base Metal	(13)	11/18/2020	(569,481)	(4,074)
LME Aluminum Base Metal	(7)	12/16/2020	(308,744)	3,728
LME Aluminum Base Metal	(8)	01/20/2021	(353,900)	5,763
LME Lead Base Metal	(2)	10/21/2020	(90,375)	4,086
LME Lead Base Metal	(3)	11/18/2020	(136,125)	2,719
LME Nickel Base Metal	(2)	10/21/2020	(173,844)	4,446
LME Nickel Base Metal	(2)	11/18/2020	(174,015)	4,920
LME Zinc Base Metal	(9)	10/21/2020	(537,975)	(42,275)
LME Zinc Base Metal	(11)	11/18/2020	(659,175)	(23,476)
LME Zinc Base Metal	(5)	12/16/2020	(300,281)	825
LME Zinc Base Metal	(6)	01/20/2021	(361,200)	7,070
LME Zinc Base Metal	(1)	02/17/2021	(60,325)	1,347
Long Gilt	(12)	12/29/2020	(2,106,625)	1,576
Low Sulphur Gasoil	(14)	11/12/2020	(473,550)	(10,375)
Natural Gas	(22)	10/28/2020	(558,360)	60,699
NY Harbor ULSD	(7)	10/30/2020	(337,571)	(3,124)
RBOB Gasoline	(3)	10/30/2020	(148,277)	(3,385)
SET50 Index	(12)	12/29/2020	(58,971)	207
Soybean	(26)	11/13/2020	(1,328,600)	(122,822)
Soybean Oil	(23)	12/14/2020	(458,850)	(21,702)
Sugar No. 11	(1)	02/26/2021	(15,075)	(989)
Wheat	(10)	12/14/2020	(286,750)	(7,794)
WTI Crude Oil	(8)	10/20/2020	(319,680)	(9,777)

Total				$(291,430)

Total Futures Contracts				$47,674

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Index	1.000%	0.595%	12/20/2025	EUR	450	$11,312	$11,654	$(342)
Markit CDX North America Investment Grade Index	1.000	0.592	12/20/2025	USD	400	3,249	3,622	(373)

TOTAL						$14,561	$15,276	$(715)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation / (Depreciation)(a)

A basket (MLGSFDJP) of common stocks(b)*	(0.097)%	Bank of America NA	01/28/2021	JPY	1,518,127	$(157,022)
A basket (MLGSFDUS) of common stock(b)*	(0.146)		09/01/2021	USD	23,260	81,105
Russell 1000 Index Total Return(c)	0.146		09/01/2021		7,853	(27,555)
S&P 500 Total Return Index(c)	0.146		09/01/2021		14,540	(51,677)
TOPIX Total Retun Index(c)	0.097		01/28/2021	JPY	1,478,569	192,057
A basket (JPGSFDEU) of common stocks(b)*	(0.523)	JPMorgan Chase Bank NA	06/16/2021	EUR	12,207	(77,450)
A basket (JPGSFDUK) of common stocks(b)*	(0.047)		05/05/2021	GBP	2,803	(25,835)
Euro Stoxx Gross Total Return Index(c)	0.523		06/16/2021	EUR	11,319	89,610
FTSE 100 Total Return Index(c)	0.047		05/05/2021	GBP	2,482	33,434

TOTAL						$56,667

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made weekly.
(c)	Payments received weekly.
*	The components of the basket shown below.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

NTT DOCOMO Inc	Communication Services	9,970	$367,039	2.55%
Nippon Telegraph & Telephone Corp	Communication Services	17,148	349,365	2.43
Hoya Corp	Health Care	2,739	307,870	2.14
Nintendo Co Ltd	Communication Services	468	264,320	1.84
Kakaku.com Inc	Communication Services	8,983	235,523	1.64
Chugai Pharmaceutical Co Ltd	Health Care	5,095	227,663	1.58
Recruit Holdings Co Ltd	Industrials	4,905	193,348	1.34
Daiichi Sankyo Co Ltd	Health Care	6,278	192,081	1.34
Daikin Industries Ltd	Industrials	1,035	189,260	1.32
Kao Corp	Consumer Staples	2,025	151,322	1.05
Tokio Marine Holdings Inc	Financials	3,393	147,907	1.03
Asahi Intecc Co Ltd	Health Care	4,515	141,179	0.98
ITOCHU Corp	Industrials	5,176	131,687	0.92
NEC Corp	Information Technology	2,109	122,703	0.85
Nitori Holdings Co Ltd	Consumer Discretionary	584	120,912	0.84
Japan Exchange Group Inc	Financials	4,285	119,303	0.83
Tokyo Gas Co Ltd	Utilities	5,158	117,604	0.82
Sompo Holdings Inc	Financials	3,398	116,844	0.81
Welcia Holdings Co Ltd	Consumer Staples	2,590	113,501	0.79
Fujitsu Ltd	Information Technology	833	113,224	0.79
Omron Corp	Information Technology	1,435	111,232	0.77
Honda Motor Co Ltd	Consumer Discretionary	4,736	111,009	0.77
MEIJI Holdings Co Ltd	Consumer Staples	1,439	109,670	0.76
TOTO Ltd	Industrials	2,294	104,879	0.73
Hoshizaki Corp	Industrials	1,310	103,994	0.72
Cosmos Pharmaceutical Corp	Consumer Staples	592	102,957	0.72
LIXIL Group Corp	Industrials	5,137	102,719	0.71
Japan Airlines Co Ltd	Industrials	5,461	101,738	0.71
Keyence Corp	Information Technology	218	100,991	0.70
DMG Mori Co Ltd	Industrials	7,244	99,664	0.69
Sugi Holdings Co Ltd	Consumer Staples	1,412	99,530	0.69
Bridgestone Corp	Consumer Discretionary	3,156	99,185	0.69
Hulic Co Ltd	Real Estate	10,558	98,445	0.68
Nabtesco Corp	Industrials	2,695	97,417	0.68
Azbil Corp	Information Technology	2,569	95,445	0.66
T&D Holdings Inc	Financials	9,705	94,904	0.66
Kirin Holdings Co Ltd	Consumer Staples	5,072	94,847	0.66
Nomura Research Institute Ltd	Information Technology	3,125	91,642	0.64
Mitsubishi Estate Co Ltd	Real Estate	6,076	91,377	0.64
K’s Holdings Corp	Consumer Discretionary	6,775	91,160	0.63
FUJIFILM Holdings Corp	Information Technology	1,848	90,800	0.63
Kurita Water Industries Ltd	Industrials	2,686	88,071	0.61
Dentsu Group Inc	Communication Services	2,946	86,415	0.60
Advantest Corp	Information Technology	1,775	85,615	0.60
Ito En Ltd	Consumer Staples	1,199	85,320	0.59
Resona Holdings Inc	Financials	25,081	84,991	0.59
Canon Inc	Information Technology	5,062	83,771	0.58
Yamazaki Baking Co Ltd	Consumer Staples	4,773	83,170	0.58
Shimano Inc	Consumer Discretionary	417	81,923	0.57
Toho Gas Co Ltd	Utilities	1,644	81,301	0.57
Yamada Holdings Co Ltd	Consumer Discretionary	16,258	80,729	0.56
Mitsubishi Electric Corp	Industrials	5,947	80,100	0.56
Amada Co Ltd	Industrials	8,599	80,022	0.56
Seven Bank Ltd	Financials	32,057	77,461	0.54
Hitachi Construction Machinery Co Ltd	Industrials	2,139	77,035	0.54
Calbee Inc	Consumer Staples	2,332	76,560	0.53
Trend Micro Inc/Japan	Information Technology	1,240	75,308	0.52
Infomart Corp	Information Technology	8,482	74,752	0.52
MISUMI Group Inc	Industrials	2,685	74,685	0.52
Komatsu Ltd	Industrials	3,409	74,631	0.52
Otsuka Corp	Information Technology	1,426	72,693	0.51
Relo Group Inc	Real Estate	3,043	72,561	0.50
FP Corp	Materials	1,705	71,556	0.50
KDDI Corp	Communication Services	2,811	70,755	0.49
SG Holdings Co Ltd	Industrials	1,318	68,053	0.47
Sekisui House Ltd	Consumer Discretionary	3,838	67,550	0.47
Toyo Suisan Kaisha Ltd	Consumer Staples	1,270	66,909	0.47
Bandai Namco Holdings Inc	Consumer Discretionary	914	66,569	0.46
Nihon Kohden Corp	Health Care	2,023	66,320	0.46
Takeda Pharmaceutical Co Ltd	Health Care	1,796	63,726	0.44
ENEOS Holdings Inc	Energy	17,919	63,675	0.44
Casio Computer Co Ltd	Consumer Discretionary	3,795	60,912	0.42
Kobe Bussan Co Ltd	Consumer Staples	1,104	60,471	0.42
Skylark Holdings Co Ltd	Consumer Discretionary	4,220	59,980	0.42
M3 Inc	Health Care	967	59,537	0.41
OKUMA Corp	Industrials	1,248	58,142	0.40

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Sega Sammy Holdings Inc	Consumer Discretionary	4,780	$57,883	0.40%
Zenkoku Hosho Co Ltd	Financials	1,418	55,575	0.39
Hikari Tsushin Inc	Consumer Discretionary	233	55,187	0.38
Fujikura Ltd	Industrials	19,817	54,457	0.38
TechnoPro Holdings Inc	Industrials	878	54,215	0.38
Kewpie Corp	Consumer Staples	2,626	53,897	0.37
Asics Corp	Consumer Discretionary	3,874	53,742	0.37
Shionogi & Co Ltd	Health Care	998	53,256	0.37
Unicharm Corp	Consumer Staples	1,182	52,782	0.37
Nissan Motor Co Ltd	Consumer Discretionary	14,893	52,472	0.36
Nifco Inc/Japan	Consumer Discretionary	1,837	49,812	0.35
Amano Corp	Information Technology	2,135	49,455	0.34
Denso Corp	Consumer Discretionary	1,135	49,455	0.34
Oriental Land Co Ltd/Japan	Consumer Discretionary	354	49,414	0.34
ABC-Mart Inc	Consumer Discretionary	953	49,399	0.34
Coca-Cola Bottlers Japan Holdings Inc	Consumer Staples	2,956	49,269	0.34
Benesse Holdings Inc	Consumer Discretionary	1,921	49,234	0.34
Zensho Holdings Co Ltd	Consumer Discretionary	2,075	48,780	0.34
Izumi Co Ltd	Consumer Discretionary	1,337	48,473	0.34
Brother Industries Ltd	Information Technology	2,930	46,262	0.32
Sony Corp	Consumer Discretionary	608	46,249	0.32
Ricoh Co Ltd	Information Technology	6,882	46,042	0.32
Yoshinoya Holdings Co Ltd	Consumer Discretionary	2,453	45,790	0.32
Park24 Co Ltd	Industrials	2,833	45,564	0.32
Seven & i Holdings Co Ltd	Consumer Staples	1,475	45,432	0.32
THK Co Ltd	Industrials	1,798	44,793	0.31
Osaka Gas Co Ltd	Utilities	2,263	43,956	0.31
Sumitomo Mitsui Trust Holdings Inc	Financials	1,655	43,797	0.30
Miura Co Ltd	Industrials	893	43,511	0.30
MS&AD Insurance Group Holdings Inc	Financials	1,625	43,489	0.30
Yamaha Corp	Consumer Discretionary	913	43,442	0.30
Mitsubishi Chemical Holdings Corp	Materials	7,464	42,838	0.30
Pan Pacific International Holdings Corp	Consumer Discretionary	1,844	42,813	0.30
Goldwin Inc	Consumer Discretionary	541	42,730	0.30
Furukawa Electric Co Ltd	Industrials	1,795	42,559	0.30
Fancl Corp	Consumer Staples	1,310	42,517	0.30
Yokohama Rubber Co Ltd/The	Consumer Discretionary	2,996	42,333	0.29
Astellas Pharma Inc	Health Care	2,817	41,836	0.29
Seiko Epson Corp	Information Technology	3,661	41,809	0.29
Obic Co Ltd	Information Technology	239	41,742	0.29
Sanwa Holdings Corp	Industrials	3,954	41,630	0.29
Pola Orbis Holdings Inc	Consumer Staples	2,212	41,566	0.29
Nisshinbo Holdings Inc	Industrials	5,979	40,509	0.28
NOK Corp	Consumer Discretionary	3,891	40,223	0.28
Ajinomoto Co Inc	Consumer Staples	1,961	40,116	0.28
Aeon Co Ltd	Consumer Staples	1,496	40,060	0.28
Ain Holdings Inc	Consumer Staples	570	39,741	0.28
Japan Tobacco Inc	Consumer Staples	2,115	38,477	0.27
NOF Corp	Materials	979	38,394	0.27
ZOZO Inc	Consumer Discretionary	1,381	38,318	0.27
Sumitomo Rubber Industries Ltd	Consumer Discretionary	4,156	38,318	0.27
Kaken Pharmaceutical Co Ltd	Health Care	834	38,076	0.26
Lion Corp	Consumer Staples	1,843	37,772	0.26
NGK Spark Plug Co Ltd	Consumer Discretionary	2,176	37,730	0.26
DIC Corp	Materials	1,519	37,685	0.26
Hino Motors Ltd	Industrials	5,852	37,654	0.26
Tsuruha Holdings Inc	Consumer Staples	265	37,414	0.26
Sankyo Co Ltd	Consumer Discretionary	1,424	37,170	0.26
Rinnai Corp	Consumer Discretionary	383	37,165	0.26
Glory Ltd	Industrials	1,664	37,034	0.26
Nexon Co Ltd	Communication Services	1,452	36,082	0.25
Stanley Electric Co Ltd	Consumer Discretionary	1,236	35,318	0.25
Nissin Foods Holdings Co Ltd	Consumer Staples	374	35,055	0.24
Nichirei Corp	Consumer Staples	1,318	34,762	0.24
Tobu Railway Co Ltd	Industrials	1,129	34,729	0.24
Sumitomo Electric Industries Ltd	Consumer Discretionary	3,103	34,669	0.24
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	358	34,485	0.24
Canon Marketing Japan Inc	Information Technology	1,694	33,735	0.23
Teijin Ltd	Materials	2,166	33,437	0.23
Kansai Paint Co Ltd	Materials	1,344	33,216	0.23
Lawson Inc	Consumer Staples	689	32,785	0.23
Terumo Corp	Health Care	825	32,660	0.23
Square Enix Holdings Co Ltd	Communication Services	494	32,582	0.23
Iwatani Corp	Energy	869	32,474	0.23
Chugoku Electric Power Co Inc/The	Utilities	2,598	32,469	0.23
Keikyu Corp	Industrials	2,116	32,370	0.23
Tokai Carbon Co Ltd	Materials	3,034	32,258	0.22
Mitsubishi Gas Chemical Co Inc	Materials	1,719	31,704	0.22

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Suntory Beverage & Food Ltd	Consumer Staples	847	$31,702	0.22%
Nagoya Railroad Co Ltd	Industrials	1,150	31,418	0.22
Morinaga Milk Industry Co Ltd	Consumer Staples	595	31,253	0.22
Capcom Co Ltd	Communication Services	559	31,058	0.22
Toho Co Ltd/Tokyo	Communication Services	752	30,878	0.21
Secom Co Ltd	Industrials	337	30,711	0.21
Hitachi Metals Ltd	Materials	2,000	30,610	0.21
MonotaRO Co Ltd	Industrials	619	30,605	0.21
Rohm Co Ltd	Information Technology	398	30,552	0.21
Wacoal Holdings Corp	Consumer Discretionary	1,615	30,409	0.21
Toray Industries Inc	Materials	6,601	29,981	0.21
Itochu Techno-Solutions Corp	Information Technology	790	29,814	0.21
Oki Electric Industry Co Ltd	Information Technology	2,784	29,806	0.21
ANA Holdings Inc	Industrials	1,268	29,197	0.20
Ezaki Glico Co Ltd	Consumer Staples	651	29,096	0.20
Tokuyama Corp	Materials	1,213	29,013	0.20
Ulvac Inc	Information Technology	800	28,861	0.20
Yakult Honsha Co Ltd	Consumer Staples	521	28,854	0.20
Nitto Denko Corp	Materials	443	28,733	0.20
Fuji Oil Holdings Inc	Consumer Staples	911	28,587	0.20
Autobacs Seven Co Ltd	Consumer Discretionary	2,204	28,532	0.20
Marui Group Co Ltd	Consumer Discretionary	1,491	28,411	0.20
Central Japan Railway Co	Industrials	196	27,988	0.19
Oracle Corp Japan	Information Technology	260	27,909	0.19
Shimachu Co Ltd	Consumer Discretionary	825	27,777	0.19
Sysmex Corp	Health Care	291	27,645	0.19
CyberAgent Inc	Communication Services	448	27,488	0.19
Kagome Co Ltd	Consumer Staples	788	27,473	0.19
Alps Alpine Co Ltd	Information Technology	2,055	27,418	0.19
Sundrug Co Ltd	Consumer Staples	725	27,242	0.19
Mitsui Chemicals Inc	Materials	1,130	27,148	0.19
Chubu Electric Power Co Inc	Utilities	2,225	27,011	0.19
Kintetsu Group Holdings Co Ltd	Industrials	630	26,754	0.19
PALTAC Corp	Consumer Discretionary	523	26,324	0.18
Nippon Light Metal Holdings Co Ltd	Materials	1,663	26,201	0.18
Acom Co Ltd	Financials	6,024	25,972	0.18
Shimizu Corp	Industrials	3,424	25,601	0.18
Sumitomo Bakelite Co Ltd	Materials	932	25,453	0.18
Aisin Seiki Co Ltd	Consumer Discretionary	798	25,347	0.18
JSR Corp	Materials	1,026	24,196	0.17
Kyushu Electric Power Co Inc	Utilities	2,633	23,874	0.17
Ship Healthcare Holdings Inc	Health Care	490	23,818	0.17
Kinden Corp	Industrials	1,342	23,571	0.16
Tohoku Electric Power Co Inc	Utilities	2,331	23,324	0.16
Shimamura Co Ltd	Consumer Discretionary	238	23,117	0.16
Morinaga & Co Ltd/Japan	Consumer Staples	588	23,113	0.16
Ube Industries Ltd	Materials	1,354	22,716	0.16
House Foods Group Inc	Consumer Staples	633	22,424	0.16
Tokai Rika Co Ltd	Consumer Discretionary	1,511	22,407	0.16
Daicel Corp	Materials	3,050	21,880	0.15
GMO Payment Gateway Inc	Information Technology	205	21,847	0.15
Keihan Holdings Co Ltd	Industrials	524	21,632	0.15
East Japan Railway Co	Industrials	351	21,526	0.15
Toyo Tire Corp	Consumer Discretionary	1,295	20,757	0.14
Nihon Unisys Ltd	Information Technology	650	20,338	0.14
Keio Corp	Industrials	330	20,315	0.14
Hamamatsu Photonics KK	Information Technology	400	20,045	0.14
Toda Corp	Industrials	2,861	19,522	0.14
Sanrio Co Ltd	Consumer Discretionary	1,069	19,189	0.13
Horiba Ltd	Information Technology	368	19,099	0.13
Maruha Nichiro Corp	Consumer Staples	833	19,048	0.13
Kuraray Co Ltd	Materials	1,960	18,907	0.13
Ariake Japan Co Ltd	Consumer Staples	273	18,421	0.13
Kusuri no Aoki Holdings Co Ltd	Consumer Staples	219	17,771	0.12
Murata Manufacturing Co Ltd	Information Technology	272	17,436	0.12
Odakyu Electric Railway Co Ltd	Industrials	694	17,390	0.12
PeptiDream Inc	Health Care	370	17,232	0.12
Citizen Watch Co Ltd	Information Technology	6,181	17,219	0.12
Daito Trust Construction Co Ltd	Real Estate	193	17,064	0.12
Megmilk Snow Brand Co Ltd	Consumer Staples	685	16,539	0.12
COMSYS Holdings Corp	Industrials	589	16,292	0.11
Toyoda Gosei Co Ltd	Consumer Discretionary	710	16,182	0.11
JFE Holdings Inc	Materials	2,323	16,113	0.11
NET One Systems Co Ltd	Information Technology	354	16,043	0.11
Toho Holdings Co Ltd	Health Care	746	15,992	0.11
Duskin Co Ltd	Industrials	578	15,696	0.11
NH Foods Ltd	Consumer Staples	343	15,249	0.11
DeNA Co Ltd	Communication Services	801	14,667	0.10

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

SMC Corp/Japan	Industrials	26	$14,592	0.10%
Pigeon Corp	Consumer Staples	323	14,383	0.10
Maruichi Steel Tube Ltd	Materials	578	14,375	0.10
Rengo Co Ltd	Materials	1,893	14,243	0.10
Nagase & Co Ltd	Industrials	1,009	14,043	0.10
Kyowa Exeo Corp	Industrials	516	13,401	0.09
Tsumura & Co	Health Care	431	13,384	0.09
Nippon Paint Holdings Co Ltd	Materials	130	13,333	0.09
Tokyo Electron Ltd	Information Technology	51	13,135	0.09
Daifuku Co Ltd	Industrials	131	13,106	0.09
Hokuriku Electric Power Co	Utilities	1,685	12,601	0.09
Yamaha Motor Co Ltd	Consumer Discretionary	868	12,520	0.09
Nihon M&A Center Inc	Industrials	215	12,171	0.08
Lintec Corp	Materials	522	12,087	0.08
Sotetsu Holdings Inc	Industrials	449	12,052	0.08
Ono Pharmaceutical Co Ltd	Health Care	367	11,480	0.08
Lasertec Corp	Information Technology	141	11,477	0.08
Nishi-Nippon Railroad Co Ltd	Industrials	397	11,465	0.08
Tokyu Corp	Industrials	884	11,411	0.08
Nippon Paper Industries Co Ltd	Materials	924	11,404	0.08
Fujitsu General Ltd	Consumer Discretionary	380	10,974	0.08
Meitec Corp	Industrials	214	10,846	0.08
Shikoku Electric Power Co Inc	Utilities	1,418	10,806	0.08
Olympus Corp	Health Care	518	10,716	0.07
Sumitomo Osaka Cement Co Ltd	Materials	328	10,561	0.07
Nippon Shinyaku Co Ltd	Health Care	128	10,462	0.07
Nomura Holdings Inc	Financials	2,304	10,447	0.07
Iida Group Holdings Co Ltd	Consumer Discretionary	506	10,187	0.07
Toyo Seikan Group Holdings Ltd	Materials	1,003	9,904	0.07
Mitsubishi Corp	Industrials	414	9,864	0.07
Eisai Co Ltd	Health Care	108	9,823	0.07
Hitachi Ltd	Information Technology	292	9,812	0.07
Yamato Holdings Co Ltd	Industrials	364	9,523	0.07
Shin-Etsu Chemical Co Ltd	Materials	73	9,502	0.07
Sawai Pharmaceutical Co Ltd	Health Care	188	9,482	0.07
SUMCO Corp	Information Technology	671	9,384	0.07
Kyowa Kirin Co Ltd	Health Care	322	9,102	0.06
Nippon Television Holdings Inc	Communication Services	835	8,938	0.06
Taiyo Yuden Co Ltd	Information Technology	286	8,924	0.06
SMS Co Ltd	Industrials	309	8,908	0.06
Sangetsu Corp	Consumer Discretionary	577	8,830	0.06
Panasonic Corp	Consumer Discretionary	1,033	8,697	0.06
Tokyo Ohka Kogyo Co Ltd	Materials	168	8,630	0.06
West Japan Railway Co	Industrials	173	8,491	0.06
Kansai Electric Power Co Inc/The	Utilities	869	8,396	0.06
Hankyu Hanshin Holdings Inc	Industrials	259	8,302	0.06
Mitsui & Co Ltd	Industrials	429	7,323	0.05
Mizuho Financial Group Inc	Financials	587	7,285	0.05
Japan Post Holdings Co Ltd	Financials	1,055	7,156	0.05
Sohgo Security Services Co Ltd	Industrials	150	7,116	0.05
H2O Retailing Corp	Consumer Discretionary	1,095	7,088	0.05
Marubeni Corp	Industrials	1,151	6,485	0.05
Sumitomo Corp	Industrials	532	6,344	0.04
Nippon Kayaku Co Ltd	Materials	711	6,252	0.04
Medipal Holdings Corp	Health Care	308	6,151	0.04
Japan Post Insurance Co Ltd	Financials	388	6,070	0.04
ORIX Corp	Financials	490	6,064	0.04
TV Asahi Holdings Corp	Communication Services	360	5,689	0.04
Toyobo Co Ltd	Materials	414	5,683	0.04
Topcon Corp	Information Technology	617	5,607	0.04
AEON Financial Service Co Ltd	Financials	593	5,351	0.04
Nankai Electric Railway Co Ltd	Industrials	237	5,225	0.04
Rakuten Inc	Consumer Discretionary	484	5,193	0.04
Kamigumi Co Ltd	Industrials	263	5,148	0.04
Haseko Corp	Consumer Discretionary	388	5,070	0.04
Kissei Pharmaceutical Co Ltd	Health Care	222	4,996	0.03
Hitachi Capital Corp	Financials	210	4,892	0.03
TDK Corp	Information Technology	45	4,848	0.03
Makita Corp	Industrials	102	4,845	0.03
Ibiden Co Ltd	Information Technology	144	4,845	0.03
Otsuka Holdings Co Ltd	Health Care	113	4,742	0.03
Taisho Pharmaceutical Holdings Co Ltd	Health Care	70	4,621	0.03
Hanwa Co Ltd	Industrials	231	4,595	0.03
Hokuhoku Financial Group Inc	Financials	449	4,494	0.03
Renesas Electronics Corp	Information Technology	614	4,454	0.03
Toyota Tsusho Corp	Industrials	159	4,445	0.03
Obayashi Corp	Industrials	485	4,393	0.03
Asahi Group Holdings Ltd	Consumer Staples	127	4,393	0.03

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Rohto Pharmaceutical Co Ltd	Consumer Staples	134	$4,381	0.03%
Alfresa Holdings Corp	Health Care	200	4,345	0.03
Disco Corp	Information Technology	18	4,318	0.03
Daishi Hokuetsu Financial Group Inc	Financials	209	4,303	0.03
Mitsubishi UFJ Lease & Finance Co Ltd	Financials	935	4,297	0.03
Sapporo Holdings Ltd	Consumer Staples	240	4,287	0.03
Mitsubishi Heavy Industries Ltd	Industrials	189	4,180	0.03
Maeda Corp	Industrials	570	4,152	0.03
Aica Kogyo Co Ltd	Industrials	111	3,927	0.03
Sumitomo Dainippon Pharma Co Ltd	Health Care	297	3,891	0.03
Iyo Bank Ltd/The	Financials	571	3,765	0.03
NTT Data Corp	Information Technology	274	3,480	0.02
Nishi-Nippon Financial Holdings Inc	Financials	489	3,393	0.02
Hakuhodo DY Holdings Inc	Communication Services	260	3,341	0.02
Taisei Corp	Industrials	96	3,224	0.02
Takashimaya Co Ltd	Consumer Discretionary	409	3,223	0.02
JGC Holdings Corp	Industrials	309	3,181	0.02
Dai Nippon Printing Co Ltd	Industrials	151	3,048	0.02
Credit Saison Co Ltd	Financials	288	3,038	0.02
Kyudenko Corp	Industrials	105	3,010	0.02
Ebara Corp	Industrials	103	2,771	0.02
GS Yuasa Corp	Industrials	158	2,703	0.02
Shinsei Bank Ltd	Financials	204	2,496	0.02
J Front Retailing Co Ltd	Consumer Discretionary	332	2,387	0.02
Open House Co Ltd	Real Estate	64	2,291	0.02
Hisamitsu Pharmaceutical Co Inc	Health Care	44	2,217	0.02
Sojitz Corp	Industrials	969	2,185	0.02
TIS Inc	Information Technology	97	2,038	0.01
Toppan Printing Co Ltd	Industrials	140	1,958	0.01
Tokyo Century Corp	Financials	36	1,926	0.01
Sumitomo Metal Mining Co Ltd	Materials	62	1,913	0.01
77 Bank Ltd/The	Financials	123	1,888	0.01
MINEBEA MITSUMI Inc	Industrials	95	1,797	0.01
Nippon Electric Glass Co Ltd	Information Technology	97	1,791	0.01
Hokkaido Electric Power Co Inc	Utilities	408	1,738	0.01
Taiheiyo Cement Corp	Materials	68	1,733	0.01
Oji Holdings Corp	Materials	358	1,637	0.01
Sumitomo Chemical Co Ltd	Materials	489	1,607	0.01
Daiichikosho Co Ltd	Communication Services	50	1,595	0.01
Persol Holdings Co Ltd	Industrials	98	1,587	0.01
Dowa Holdings Co Ltd	Materials	53	1,538	0.01
Nishimatsu Construction Co Ltd	Industrials	77	1,530	0.01
Yamato Kogyo Co Ltd	Materials	60	1,451	0.01
Fuji Electric Co Ltd	Industrials	45	1,424	0.01
Tosoh Corp	Materials	79	1,274	0.01
Japan Steel Works Ltd/The	Industrials	71	1,236	0.01
Mochida Pharmaceutical Co Ltd	Health Care	31	1,208	0.01
TS Tech Co Ltd	Consumer Discretionary	41	1,160	0.01
Konica Minolta Inc	Information Technology	408	1,143	0.01
Central Glass Co Ltd	Industrials	49	1,006	0.01
Gunma Bank Ltd/The	Financials	272	901	0.01
Suzuken Co Ltd/Aichi Japan	Health Care	23	856	0.01
Sankyu Inc	Industrials	20	769	0.01
Pilot Corp	Industrials	26	759	0.01
SCSK Corp	Information Technology	12	670	0.00
ADEKA Corp	Materials	46	654	0.00
Mebuki Financial Group Inc	Financials	286	645	0.00
Nippon Sanso Holdings Corp	Materials	34	523	0.00
Nachi-Fujikoshi Corp	Industrials	13	456	0.00
Kokuyo Co Ltd	Industrials	26	330	0.00

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Microsoft Corp	Information Technology	5,874	$1,235,556	5.31%
Apple Inc	Information Technology	8,805	1,019,679	4.38
Amazon.com Inc	Consumer Discretionary	246	775,191	3.33
Facebook Inc	Communication Services	2,179	570,596	2.45
Alphabet Inc	Communication Services	256	375,251	1.61
Netflix Inc	Communication Services	643	321,592	1.38
Johnson & Johnson	Health Care	1,962	292,037	1.26
NVIDIA Corp	Information Technology	475	257,224	1.11
Adobe Inc	Information Technology	519	254,703	1.10
Kroger Co/The	Consumer Staples	6,834	231,735	1.00
Texas Instruments Inc	Information Technology	1,562	223,042	0.96
Alphabet Inc	Communication Services	147	215,704	0.93
Costco Wholesale Corp	Consumer Staples	587	208,257	0.90
Domino’s Pizza Inc	Consumer Discretionary	482	205,113	0.88
Oracle Corp	Information Technology	3,215	191,951	0.83
Walmart Inc	Consumer Staples	1,235	172,781	0.74
Equinix Inc	Real Estate	225	171,276	0.74
Visa Inc	Information Technology	839	167,807	0.72
Home Depot Inc/The	Consumer Discretionary	591	164,218	0.71
S&P Global Inc	Financials	453	163,180	0.70
Merck & Co Inc	Health Care	1,930	160,125	0.69
Linde PLC	Materials	664	158,233	0.68
Mastercard Inc	Information Technology	451	152,554	0.66
VeriSign Inc	Information Technology	736	150,673	0.65
Dollar General Corp	Consumer Discretionary	708	148,480	0.64
UnitedHealth Group Inc	Health Care	462	143,934	0.62
Danaher Corp	Health Care	657	141,569	0.61
Intuit Inc	Information Technology	424	138,363	0.59
Bristol Myers Squibb Co	Health Care	2,276	137,205	0.59
Gartner Inc	Information Technology	1,089	136,113	0.59
McDonald’s Corp	Consumer Discretionary	607	133,136	0.57
Hershey Co/The	Consumer Staples	903	129,393	0.56
Liberty Broadband Corp	Communication Services	893	127,562	0.55
Newmont Corp	Materials	2,001	126,960	0.55
General Mills Inc	Consumer Staples	2,038	125,704	0.54
AbbVie Inc	Health Care	1,421	124,475	0.54
Progressive Corp/The	Financials	1,314	124,370	0.53
Vertex Pharmaceuticals Inc	Health Care	450	122,567	0.53
Procter & Gamble Co/The	Consumer Staples	875	121,589	0.52
Delta Air Lines Inc	Industrials	3,974	121,511	0.52
Verizon Communications Inc	Communication Services	2,018	120,069	0.52
Charles River Laboratories International	Health Care	527	119,358	0.51
QUALCOMM Inc	Information Technology	1,009	118,729	0.51
Chipotle Mexican Grill Inc	Consumer Discretionary	95	118,102	0.51
Thermo Fisher Scientific Inc	Health Care	264	116,359	0.50
Gilead Sciences Inc	Health Care	1,838	116,143	0.50
Discovery Inc	Communication Services	5,309	115,583	0.50
Discovery Inc	Communication Services	5,808	113,828	0.49
Take-Two Interactive Software Inc	Communication Services	670	110,716	0.48
Cisco Systems Inc	Information Technology	2,754	108,492	0.47
NIKE Inc	Consumer Discretionary	863	108,380	0.47
ServiceNow Inc	Information Technology	222	107,690	0.46
NortonLifeLock Inc	Information Technology	5,144	107,196	0.46
Sherwin-Williams Co/The	Materials	153	106,840	0.46
Edwards Lifesciences Corp	Health Care	1,280	102,204	0.44
Cognizant Technology Solutions Corp	Information Technology	1,468	101,909	0.44
Celanese Corp	Materials	942	101,228	0.44
JPMorgan Chase & Co	Financials	1,024	98,551	0.42
American Tower Corp	Real Estate	401	97,033	0.42
EPAM Systems Inc	Information Technology	292	94,370	0.41
Constellation Brands Inc	Consumer Staples	495	93,800	0.40
Zebra Technologies Corp	Information Technology	368	92,934	0.40
Coca-Cola Co/The	Consumer Staples	1,863	91,992	0.40
Abbott Laboratories	Health Care	833	90,637	0.39
Berkshire Hathaway Inc	Financials	424	90,369	0.39
PepsiCo Inc	Consumer Staples	649	89,887	0.39
Verisk Analytics Inc	Industrials	484	89,679	0.39
Regeneron Pharmaceuticals Inc	Health Care	157	87,807	0.38
CH Robinson Worldwide Inc	Industrials	859	87,743	0.38
F5 Networks Inc	Information Technology	714	87,624	0.38
Skyworks Solutions Inc	Information Technology	600	87,232	0.38
FirstEnergy Corp	Utilities	3,028	86,945	0.37
Fidelity National Information Services I	Information Technology	584	86,014	0.37
Dominion Energy Inc	Utilities	1,077	85,038	0.37
DexCom Inc	Health Care	206	84,960	0.37
Coupa Software Inc	Information Technology	309	84,620	0.36

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

McCormick & Co Inc/MD	Consumer Staples	436	$84,558	0.36%
Marsh & McLennan Cos Inc	Financials	737	84,499	0.36
Synopsys Inc	Information Technology	392	83,937	0.36
Target Corp	Consumer Discretionary	529	83,306	0.36
Eli Lilly and Co	Health Care	562	83,121	0.36
Cerner Corp	Health Care	1,146	82,850	0.36
Intel Corp	Information Technology	1,597	82,679	0.36
Crown Castle International Corp	Real Estate	491	81,748	0.35
ABIOMED Inc	Health Care	294	81,332	0.35
Aon PLC	Financials	391	80,634	0.35
FedEx Corp	Industrials	317	79,673	0.34
Morgan Stanley	Financials	1,635	79,072	0.34
MarketAxess Holdings Inc	Financials	164	79,042	0.34
Clorox Co/The	Consumer Staples	372	78,106	0.34
RenaissanceRe Holdings Ltd	Financials	457	77,568	0.33
Henry Schein Inc	Health Care	1,317	77,386	0.33
Dell Technologies Inc	Information Technology	1,128	76,388	0.33
Seagate Technology PLC	Information Technology	1,536	75,679	0.33
Accenture PLC	Information Technology	335	75,613	0.33
Mettler-Toledo International Inc	Health Care	78	75,404	0.32
New York Times Co/The	Communication Services	1,753	75,026	0.32
Copart Inc	Industrials	710	74,685	0.32
Comcast Corp	Communication Services	1,612	74,591	0.32
Live Nation Entertainment Inc	Communication Services	1,381	74,434	0.32
Workday Inc	Information Technology	342	73,543	0.32
Colgate-Palmolive Co	Consumer Staples	949	73,189	0.31
News Corp	Communication Services	4,976	69,759	0.30
Consolidated Edison Inc	Utilities	888	69,081	0.30
Waters Corp	Health Care	346	67,628	0.29
Electronic Arts Inc	Communication Services	518	67,575	0.29
Activision Blizzard Inc	Communication Services	828	67,057	0.29
DR Horton Inc	Consumer Discretionary	884	66,853	0.29
SBA Communications Corp	Real Estate	210	66,833	0.29
Moody’s Corp	Financials	229	66,330	0.29
CMS Energy Corp	Utilities	1,073	65,903	0.28
AutoZone Inc	Consumer Discretionary	56	65,440	0.28
Amgen Inc	Health Care	256	65,135	0.28
Dollar Tree Inc	Consumer Discretionary	711	64,977	0.28
Church & Dwight Co Inc	Consumer Staples	693	64,905	0.28
Illumina Inc	Health Care	209	64,643	0.28
Whirlpool Corp	Consumer Discretionary	351	64,545	0.28
ANSYS Inc	Information Technology	196	64,066	0.28
HD Supply Holdings Inc	Industrials	1,531	63,132	0.27
PVH Corp	Consumer Discretionary	1,058	63,122	0.27
Hormel Foods Corp	Consumer Staples	1,277	62,417	0.27
CME Group Inc	Financials	373	62,413	0.27
NextEra Energy Inc	Utilities	223	61,760	0.27
United Rentals Inc	Industrials	354	61,699	0.27
Xcel Energy Inc	Utilities	886	61,131	0.26
Allstate Corp/The	Financials	647	60,877	0.26
Motorola Solutions Inc	Information Technology	385	60,445	0.26
DENTSPLY SIRONA Inc	Health Care	1,378	60,269	0.26
Campbell Soup Co	Consumer Staples	1,238	59,882	0.26
WEC Energy Group Inc	Utilities	617	59,754	0.26
Xilinx Inc	Information Technology	572	59,587	0.26
AT&T Inc	Communication Services	2,090	59,581	0.26
Atmos Energy Corp	Utilities	619	59,125	0.25
IQVIA Holdings Inc	Health Care	374	59,024	0.25
Applied Materials Inc	Information Technology	970	57,680	0.25
Pfizer Inc	Health Care	1,557	57,129	0.25
T-Mobile US Inc	Communication Services	499	57,086	0.25
Exact Sciences Corp	Health Care	558	56,868	0.24
Cboe Global Markets Inc	Financials	647	56,759	0.24
CoStar Group Inc	Industrials	67	56,700	0.24
Qorvo Inc	Information Technology	439	56,656	0.24
American Water Works Co Inc	Utilities	388	56,186	0.24
Medtronic PLC	Health Care	538	55,920	0.24
J M Smucker Co/The	Consumer Staples	482	55,634	0.24
3M Co	Industrials	346	55,434	0.24
Kimberly-Clark Corp	Consumer Staples	375	55,395	0.24
Public Storage	Real Estate	248	55,250	0.24
Duke Energy Corp	Utilities	622	55,088	0.24
AGNC Investment Corp	Financials	3,943	54,841	0.24
Waste Management Inc	Industrials	483	54,635	0.23
Citrix Systems Inc	Information Technology	395	54,374	0.23
Lennar Corp	Consumer Discretionary	665	54,313	0.23
Old Dominion Freight Line Inc	Industrials	293	53,067	0.23
Philip Morris International Inc	Consumer Staples	685	51,394	0.22

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Tyler Technologies Inc	Information Technology	147	$51,324	0.22%
Yum! Brands Inc	Consumer Discretionary	562	51,291	0.22
Becton Dickinson and Co	Health Care	219	50,846	0.22
LKQ Corp	Consumer Discretionary	1,825	50,617	0.22
Burlington Stores Inc	Consumer Discretionary	245	50,593	0.22
Ameren Corp	Utilities	631	49,933	0.21
Pegasystems Inc	Information Technology	410	49,637	0.21
Illinois Tool Works Inc	Industrials	256	49,424	0.21
Amphenol Corp	Information Technology	456	49,376	0.21
Ameriprise Financial Inc	Financials	319	49,178	0.21
Intercontinental Exchange Inc	Financials	491	49,146	0.21
Southern Co/The	Utilities	902	48,881	0.21
Kellogg Co	Consumer Staples	732	47,296	0.20
Northern Trust Corp	Financials	600	46,746	0.20
Williams Cos Inc/The	Energy	2,367	46,520	0.20
West Pharmaceutical Services Inc	Health Care	167	45,892	0.20
Eversource Energy	Utilities	545	45,566	0.20
Republic Services Inc	Industrials	483	45,110	0.19
MSCI Inc	Financials	125	44,420	0.19
Union Pacific Corp	Industrials	224	44,129	0.19
HCA Healthcare Inc	Health Care	353	44,026	0.19
Mondelez International Inc	Consumer Staples	761	43,724	0.19
Cadence Design Systems Inc	Information Technology	409	43,627	0.19
Paychex Inc	Information Technology	544	43,430	0.19
Digital Realty Trust Inc	Real Estate	294	43,116	0.19
T Rowe Price Group Inc	Financials	334	42,871	0.18
United Therapeutics Corp	Health Care	422	42,579	0.18
Ralph Lauren Corp	Consumer Discretionary	624	42,440	0.18
Rockwell Automation Inc	Industrials	190	41,911	0.18
Western Digital Corp	Information Technology	1,144	41,812	0.18
Genuine Parts Co	Consumer Discretionary	439	41,773	0.18
Incyte Corp	Health Care	460	41,325	0.18
Amdocs Ltd	Information Technology	715	41,069	0.18
Advance Auto Parts Inc	Consumer Discretionary	266	40,850	0.18
Honeywell International Inc	Industrials	245	40,333	0.17
Keysight Technologies Inc	Information Technology	405	40,045	0.17
Las Vegas Sands Corp	Consumer Discretionary	855	39,877	0.17
Baxter International Inc	Health Care	494	39,692	0.17
Masco Corp	Industrials	713	39,334	0.17
Credit Acceptance Corp	Financials	116	39,303	0.17
Chevron Corp	Energy	541	38,929	0.17
NiSource Inc	Utilities	1,763	38,775	0.17
Arthur J Gallagher & Co	Financials	364	38,445	0.17
Lowe’s Cos Inc	Consumer Discretionary	230	38,111	0.16
Rollins Inc	Industrials	686	37,190	0.16
Exelon Corp	Utilities	1,034	36,959	0.16
American Express Co	Financials	364	36,457	0.16
Robert Half International Inc	Industrials	682	36,109	0.16
AmerisourceBergen Corp	Health Care	364	35,269	0.15
Camden Property Trust	Real Estate	396	35,258	0.15
Guardant Health Inc	Health Care	308	34,412	0.15
A O Smith Corp	Industrials	647	34,156	0.15
Invitation Homes Inc	Real Estate	1,205	33,720	0.14
PPG Industries Inc	Materials	276	33,690	0.14
SVB Financial Group	Financials	140	33,625	0.14
Newell Brands Inc	Consumer Discretionary	1,932	33,157	0.14
Charter Communications Inc	Communication Services	52	32,205	0.14
Pinnacle West Capital Corp	Utilities	430	32,075	0.14
Tractor Supply Co	Consumer Discretionary	221	31,693	0.14
Ingersoll Rand Inc	Industrials	889	31,660	0.14
Sarepta Therapeutics Inc	Health Care	217	30,424	0.13
Quanta Services Inc	Industrials	573	30,279	0.13
US Bancorp	Financials	843	30,210	0.13
Emerson Electric Co	Industrials	460	30,148	0.13
Huntington Bancshares Inc/OH	Financials	3,274	30,019	0.13
Gentex Corp	Consumer Discretionary	1,162	29,928	0.13
ICU Medical Inc	Health Care	163	29,824	0.13
Travelers Cos Inc/The	Financials	270	29,198	0.13
Ecolab Inc	Materials	141	28,207	0.12
Edison International	Utilities	553	28,096	0.12
Packaging Corp of America	Materials	257	27,972	0.12
Leggett & Platt Inc	Consumer Discretionary	669	27,531	0.12
OneMain Holdings Inc	Financials	877	27,403	0.12
American Electric Power Co Inc	Utilities	329	26,924	0.12
Alliant Energy Corp	Utilities	517	26,691	0.11
Jack Henry & Associates Inc	Information Technology	163	26,457	0.11
NRG Energy Inc	Utilities	853	26,221	0.11
LyondellBasell Industries NV	Materials	369	26,015	0.11

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

News Corp	Communication Services	1,852	$25,892	0.11%
ConocoPhillips	Energy	774	25,425	0.11
Advanced Micro Devices Inc	Information Technology	310	25,414	0.11
Bruker Corp	Health Care	631	25,090	0.11
Mohawk Industries Inc	Consumer Discretionary	256	24,964	0.11
Comerica Inc	Financials	649	24,842	0.11
IDEX Corp	Industrials	136	24,763	0.11
First Horizon National Corp	Financials	2,584	24,370	0.10
Nexstar Media Group Inc	Communication Services	265	23,848	0.10
Entergy Corp	Utilities	240	23,680	0.10
PayPal Holdings Inc	Information Technology	119	23,514	0.10
EOG Resources Inc	Energy	650	23,359	0.10
Gaming and Leisure Properties Inc	Real Estate	615	22,695	0.10
Everest Re Group Ltd	Financials	114	22,510	0.10
Host Hotels & Resorts Inc	Real Estate	2,069	22,326	0.10
Sysco Corp	Consumer Staples	355	22,102	0.10
Nucor Corp	Materials	482	21,625	0.09
Halliburton Co	Energy	1,787	21,538	0.09
Fortive Corp	Industrials	280	21,317	0.09
Dover Corp	Industrials	191	20,703	0.09
ResMed Inc	Health Care	121	20,660	0.09
Tyson Foods Inc	Consumer Staples	347	20,626	0.09
Autodesk Inc	Information Technology	89	20,474	0.09
Synchrony Financial	Financials	766	20,040	0.09
Huntington Ingalls Industries Inc	Industrials	141	19,900	0.09
Best Buy Co Inc	Consumer Discretionary	178	19,779	0.09
DTE Energy Co	Utilities	170	19,556	0.08
Cooper Cos Inc/The	Health Care	58	19,524	0.08
salesforce.com Inc	Information Technology	74	18,680	0.08
eBay Inc	Consumer Discretionary	358	18,666	0.08
Bio-Rad Laboratories Inc	Health Care	36	18,491	0.08
Air Products and Chemicals Inc	Materials	62	18,437	0.08
Walgreens Boots Alliance Inc	Consumer Staples	511	18,369	0.08
Hanesbrands Inc	Consumer Discretionary	1,157	18,217	0.08
Eastman Chemical Co	Materials	226	17,621	0.08
Conagra Brands Inc	Consumer Staples	485	17,332	0.07
Cabot Oil & Gas Corp	Energy	998	17,328	0.07
Dow Inc	Materials	365	17,154	0.07
Align Technology Inc	Health Care	52	17,117	0.07
Pentair PLC	Industrials	368	16,859	0.07
Duke Realty Corp	Real Estate	429	15,824	0.07
Lam Research Corp	Information Technology	48	15,790	0.07
Fortune Brands Home & Security Inc	Industrials	176	15,194	0.07
Phillips 66	Energy	290	15,048	0.06
Roper Technologies Inc	Industrials	36	14,359	0.06
CenterPoint Energy Inc	Utilities	733	14,187	0.06
Xylem Inc/NY	Industrials	156	13,096	0.06
National Oilwell Varco Inc	Energy	1,437	13,018	0.06
Schlumberger NV	Energy	818	12,733	0.05
Aptiv PLC	Consumer Discretionary	136	12,446	0.05
IPG Photonics Corp	Information Technology	68	11,477	0.05
Kraft Heinz Co/The	Consumer Staples	379	11,341	0.05
AES Corp/The	Utilities	608	11,015	0.05
Assurant Inc	Financials	91	10,979	0.05
Public Service Enterprise Group Inc	Utilities	173	9,489	0.04
International Business Machines Corp	Information Technology	77	9,386	0.04
Stanley Black & Decker Inc	Industrials	57	9,242	0.04
CVS Health Corp	Health Care	143	8,353	0.04
Bank of America Corp	Financials	344	8,280	0.04
Cigna Corp	Health Care	46	7,825	0.03
Anthem Inc	Health Care	29	7,683	0.03
Broadcom Inc	Information Technology	20	7,432	0.03
Hologic Inc	Health Care	108	7,185	0.03
Citigroup Inc	Financials	161	6,934	0.03
Fiserv Inc	Information Technology	66	6,814	0.03
HP Inc	Information Technology	358	6,808	0.03
CenturyLink Inc	Communication Services	672	6,778	0.03
International Paper Co	Materials	167	6,758	0.03
Alexandria Real Estate Equities Inc	Real Estate	42	6,640	0.03
PerkinElmer Inc	Health Care	53	6,621	0.03
Fortinet Inc	Information Technology	56	6,547	0.03
DaVita Inc	Health Care	75	6,466	0.03
Mylan NV	Health Care	424	6,290	0.03
Leidos Holdings Inc	Information Technology	70	6,271	0.03
Fox Corp	Communication Services	223	6,218	0.03
Centene Corp	Health Care	104	6,086	0.03
Avery Dennison Corp	Materials	47	6,055	0.03
Fox Corp	Communication Services	216	6,047	0.03

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

DXC Technology Co	Information Technology	328	$5,859	0.03%
Universal Health Services Inc	Health Care	54	5,821	0.03
Molson Coors Beverage Co	Consumer Staples	171	5,736	0.02
McKesson Corp	Health Care	38	5,692	0.02
Invesco Ltd	Financials	498	5,688	0.02
ViacomCBS Inc	Communication Services	196	5,490	0.02
Akamai Technologies Inc	Information Technology	49	5,417	0.02
CDW Corp/DE	Information Technology	44	5,269	0.02
NetApp Inc	Information Technology	117	5,150	0.02
Alexion Pharmaceuticals Inc	Health Care	44	5,071	0.02
Juniper Networks Inc	Information Technology	234	5,041	0.02
FLIR Systems Inc	Information Technology	140	5,010	0.02
Laboratory Corp of America Holdings	Health Care	26	4,944	0.02
Unum Group	Financials	290	4,885	0.02
Biogen Inc	Health Care	17	4,855	0.02
General Electric Co	Industrials	774	4,822	0.02
Hartford Financial Services Group Inc/Th	Financials	129	4,771	0.02
Aflac Inc	Financials	128	4,645	0.02
TE Connectivity Ltd	Information Technology	46	4,515	0.02
Global Payments Inc	Information Technology	25	4,497	0.02
Principal Financial Group Inc	Financials	111	4,476	0.02
Citizens Financial Group Inc	Financials	175	4,422	0.02
FleetCor Technologies Inc	Information Technology	19	4,410	0.02
Wells Fargo & Co	Financials	185	4,355	0.02
Ford Motor Co	Consumer Discretionary	649	4,324	0.02
Perrigo Co PLC	Health Care	93	4,284	0.02
Bank of New York Mellon Corp/The	Financials	123	4,211	0.02
Cardinal Health Inc	Health Care	88	4,128	0.02
Hewlett Packard Enterprise Co	Information Technology	432	4,047	0.02
Fifth Third Bancorp	Financials	188	4,014	0.02
Microchip Technology Inc	Information Technology	38	3,855	0.02
BlackRock Inc	Financials	7	3,832	0.02
Agilent Technologies Inc	Health Care	38	3,787	0.02
Interpublic Group of Cos Inc/The	Communication Services	225	3,756	0.02
Southwest Airlines Co	Industrials	96	3,614	0.02
Arista Networks Inc	Information Technology	17	3,542	0.02
Omnicom Group Inc	Communication Services	72	3,540	0.02
Western Union Co/The	Information Technology	162	3,477	0.01
Kohl’s Corp	Consumer Discretionary	186	3,454	0.01
PulteGroup Inc	Consumer Discretionary	73	3,375	0.01
Altria Group Inc	Consumer Staples	87	3,352	0.01
KeyCorp	Financials	275	3,284	0.01
Marathon Oil Corp	Energy	794	3,248	0.01
Carrier Global Corp	Industrials	104	3,187	0.01
Micron Technology Inc	Information Technology	67	3,160	0.01
Alaska Air Group Inc	Industrials	85	3,126	0.01
Eaton Corp PLC	Industrials	30	3,038	0.01
CSX Corp	Industrials	39	3,005	0.01
Parker-Hannifin Corp	Industrials	15	2,989	0.01
CBRE Group Inc	Real Estate	62	2,918	0.01
JB Hunt Transport Services Inc	Industrials	23	2,845	0.01
General Dynamics Corp	Industrials	20	2,791	0.01
Nielsen Holdings PLC	Industrials	196	2,776	0.01
BorgWarner Inc	Consumer Discretionary	71	2,743	0.01
M&T Bank Corp	Financials	29	2,699	0.01
Westinghouse Air Brake Technologies Corp	Industrials	43	2,655	0.01
Evergy Inc	Utilities	52	2,633	0.01
Zions Bancorp NA	Financials	90	2,624	0.01
Automatic Data Processing Inc	Information Technology	18	2,518	0.01
Westrock Co	Materials	72	2,509	0.01
State Street Corp	Financials	42	2,504	0.01
Cummins Inc	Industrials	12	2,476	0.01
Snap-on Inc	Industrials	17	2,449	0.01
CarMax Inc	Consumer Discretionary	24	2,220	0.01
O’Reilly Automotive Inc	Consumer Discretionary	5	2,162	0.01
Raymond James Financial Inc	Financials	30	2,150	0.01
Ulta Beauty Inc	Consumer Discretionary	9	2,101	0.01
Hilton Worldwide Holdings Inc	Consumer Discretionary	25	2,101	0.01
Analog Devices Inc	Information Technology	18	2,053	0.01
General Motors Co	Consumer Discretionary	68	2,019	0.01
Marriott International Inc/MD	Consumer Discretionary	22	2,019	0.01
Quest Diagnostics Inc	Health Care	17	1,986	0.01
Mosaic Co/The	Materials	106	1,945	0.01
NVR Inc	Consumer Discretionary	0	1,915	0.01
AMETEK Inc	Industrials	19	1,841	0.01
Franklin Resources Inc	Financials	89	1,813	0.01
Flowserve Corp	Industrials	66	1,811	0.01
Zimmer Biomet Holdings Inc	Health Care	13	1,724	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Corning Inc	Information Technology	53	$1,710	0.01%
Baker Hughes Co	Energy	127	1,683	0.01
HollyFrontier Corp	Energy	84	1,664	0.01
Valero Energy Corp	Energy	36	1,574	0.01
Teledyne Technologies Inc	Industrials	5	1,455	0.01
Kinder Morgan Inc	Energy	118	1,451	0.01
Expeditors International of Washington I	Industrials	16	1,422	0.01
DuPont de Nemours Inc	Materials	25	1,405	0.01
Johnson Controls International plc	Industrials	34	1,389	0.01
L Brands Inc	Consumer Discretionary	43	1,380	0.01
Marathon Petroleum Corp	Energy	46	1,355	0.01
Corteva Inc	Materials	46	1,331	0.01
CF Industries Holdings Inc	Materials	41	1,253	0.01
Martin Marietta Materials Inc	Materials	5	1,214	0.01
Concho Resources Inc	Energy	27	1,190	0.01
Trane Technologies PLC	Industrials	9	1,137	0.00
Carnival Corp	Consumer Discretionary	73	1,107	0.00
Regions Financial Corp	Financials	95	1,095	0.00
Jacobs Engineering Group Inc	Industrials	11	1,022	0.00
Vulcan Materials Co	Materials	7	985	0.00
Globe Life Inc	Financials	10	768	0.00
Tapestry Inc	Consumer Discretionary	45	704	0.00
Norwegian Cruise Line Holdings Ltd	Consumer Discretionary	39	670	0.00
Gap Inc/The	Consumer Discretionary	32	539	0.00
MGM Resorts International	Consumer Discretionary	21	464	0.00
Sealed Air Corp	Materials	11	419	0.00
Under Armour Inc	Consumer Discretionary	29	321	0.00
Under Armour Inc	Consumer Discretionary	31	307	0.00
Devon Energy Corp	Energy	29	273	0.00

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

SAP SE	Information Technology	3,411	$530,832	3.71%
Enel SpA	Utilities	34,360	298,778	2.09
Koninklijke Ahold Delhaize NV	Consumer Staples	8,596	254,440	1.78
L’Oreal SA	Consumer Staples	766	249,276	1.74
Allianz SE	Financials	1,204	230,975	1.61
Danone SA	Consumer Staples	3,425	221,674	1.55
Schneider Electric SE	Industrials	1,659	206,219	1.44
TOTAL SE	Energy	5,906	202,143	1.41
Daimler AG	Consumer Discretionary	3,724	200,938	1.40
Deutsche Telekom AG	Communication Services	11,925	199,759	1.40
Bayer AG	Health Care	3,152	196,974	1.38
Deutsche Boerse AG	Financials	1,116	196,009	1.37
HelloFresh SE	Consumer Discretionary	3,491	194,731	1.36
Industria de Diseno Textil SA	Consumer Discretionary	6,474	180,625	1.26
Michelin	Consumer Discretionary	1,680	180,586	1.26
Adyen NV	Information Technology	98	179,775	1.26
Fresenius Medical Care AG & Co KGaA	Health Care	2,014	170,018	1.19
Kering SA	Consumer Discretionary	246	163,929	1.15
Fiat Chrysler Automobiles NV	Consumer Discretionary	13,316	163,395	1.14
Sanofi	Health Care	1,541	154,169	1.08
Beiersdorf AG	Consumer Staples	1,314	149,367	1.04
Suez SA	Utilities	8,036	148,886	1.04
BASF SE	Materials	2,381	145,072	1.01
Dassault Systemes SE	Information Technology	716	134,113	0.94
Nokian Renkaat Oyj	Consumer Discretionary	4,693	132,852	0.93
HeidelbergCement AG	Materials	2,059	126,265	0.88
Ubisoft Entertainment SA	Communication Services	1,393	125,834	0.88
Covestro AG	Materials	2,493	123,763	0.86
Deutsche Post AG	Industrials	2,711	123,602	0.86
FinecoBank Banca Fineco SpA	Financials	8,947	123,279	0.86
ArcelorMittal SA	Materials	9,072	121,056	0.85
Intesa Sanpaolo SpA	Financials	64,200	120,632	0.84
Euronext NV	Financials	954	119,593	0.84
Naturgy Energy Group SA	Utilities	5,801	116,419	0.81
Unilever NV	Consumer Staples	1,825	110,180	0.77
Iberdrola SA	Utilities	8,704	107,228	0.75
Brenntag AG	Industrials	1,680	106,938	0.75
Ageas SA/NV	Financials	2,574	105,190	0.74
Flutter Entertainment PLC	Consumer Discretionary	657	104,503	0.73
Carl Zeiss Meditec AG	Health Care	824	104,311	0.73
BioMerieux	Health Care	660	103,476	0.72
Smurfit Kappa Group PLC	Materials	2,631	103,393	0.72
Orion Oyj	Health Care	2,225	100,859	0.70
Air Liquide SA	Materials	629	99,936	0.70
UCB SA	Health Care	876	99,606	0.70
EXOR NV	Financials	1,785	97,273	0.68
Randstad NV	Industrials	1,860	97,093	0.68
MorphoSys AG	Health Care	764	96,998	0.68
Prysmian SpA	Industrials	3,330	96,950	0.68
Atos SE	Information Technology	1,195	96,367	0.67
Nokia Oyj	Information Technology	24,538	96,357	0.67
DiaSorin SpA	Health Care	475	95,787	0.67
Koninklijke KPN NV	Communication Services	40,588	95,487	0.67
Knorr-Bremse AG	Industrials	794	93,632	0.65
ACS Actividades de Construccion y Servic	Industrials	4,121	93,554	0.65
Recordati Industria Chimica e Farmaceuti	Health Care	1,823	93,451	0.65
Tenaris SA	Energy	18,671	93,258	0.65
CRH PLC	Materials	2,512	90,886	0.64
Carrefour SA	Consumer Staples	5,649	90,488	0.63
Elisa Oyj	Communication Services	1,522	89,705	0.63
ASM International NV	Information Technology	614	88,015	0.62
Enagas SA	Utilities	3,810	87,955	0.61
ASR Nederland NV	Financials	2,559	86,096	0.60
GEA Group AG	Industrials	2,440	85,823	0.60
Poste Italiane SpA	Financials	9,527	84,514	0.59
Amadeus IT Group SA	Information Technology	1,505	83,935	0.59
Vonovia SE	Real Estate	1,215	83,438	0.58
LANXESS AG	Materials	1,436	82,390	0.58
BE Semiconductor Industries NV	Information Technology	1,856	79,624	0.56
STMicroelectronics NV	Information Technology	2,584	79,516	0.56
Signify NV	Industrials	2,145	79,417	0.55
TeamViewer AG	Information Technology	1,462	72,194	0.50
Hannover Rueck SE	Financials	458	71,037	0.50
EDP—Energias de Portugal SA	Utilities	14,412	70,870	0.50
Hera SpA	Utilities	19,132	70,691	0.49
Eiffage SA	Industrials	862	70,583	0.49

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

QIAGEN NV	Health Care	1,352	$70,220	0.49%
Symrise AG	Materials	503	69,615	0.49
Telefonica Deutschland Holding AG	Communication Services	27,005	69,291	0.48
Kingspan Group PLC	Industrials	757	68,933	0.48
Colruyt SA	Consumer Staples	1,057	68,613	0.48
Worldline SA/France	Information Technology	823	67,617	0.47
Ipsen SA	Health Care	637	66,906	0.47
Cellnex Telecom SA	Communication Services	1,084	66,098	0.46
Kone Oyj	Industrials	750	66,012	0.46
SEB SA	Consumer Discretionary	389	63,400	0.44
Verbund AG	Utilities	1,139	62,312	0.44
Kesko Oyj	Consumer Staples	2,358	60,797	0.42
Kerry Group PLC	Consumer Staples	470	60,284	0.42
Bechtle AG	Information Technology	291	58,915	0.41
Cie de Saint-Gobain	Industrials	1,366	57,648	0.40
HOCHTIEF AG	Industrials	739	57,552	0.40
Huhtamaki Oyj	Materials	1,162	57,447	0.40
OMV AG	Energy	2,078	57,005	0.40
Legrand SA	Industrials	712	56,911	0.40
Solvay SA	Materials	659	56,736	0.40
Zalando SE	Consumer Discretionary	583	54,615	0.38
Grifols SA	Health Care	1,885	54,341	0.38
Wienerberger AG	Materials	2,050	54,161	0.38
Rexel SA	Industrials	4,298	54,113	0.38
Interpump Group SpA	Industrials	1,435	53,341	0.37
Deutsche Wohnen SE	Real Estate	1,036	51,849	0.36
Arkema SA	Materials	480	51,039	0.36
Koninklijke Vopak NV	Energy	898	50,587	0.35
Red Electrica Corp SA	Utilities	2,661	49,948	0.35
Jeronimo Martins SGPS SA	Consumer Staples	3,072	49,346	0.34
CTS Eventim AG & Co KGaA	Communication Services	1,019	49,323	0.34
E.ON SE	Utilities	4,426	48,912	0.34
Gecina SA	Real Estate	365	48,273	0.34
Wolters Kluwer NV	Industrials	560	47,854	0.33
Gerresheimer AG	Health Care	427	47,739	0.33
BAWAG Group AG	Financials	1,305	47,127	0.33
Cofinimmo SA	Real Estate	312	46,826	0.33
Terna Rete Elettrica Nazionale SpA	Utilities	6,598	46,207	0.32
Sartorius Stedim Biotech	Health Care	134	46,203	0.32
Eurofins Scientific SE	Health Care	58	45,611	0.32
Deutsche Lufthansa AG	Industrials	5,243	45,233	0.32
Nemetschek SE	Information Technology	611	44,746	0.31
Proximus SADP	Communication Services	2,396	43,744	0.31
Inmobiliaria Colonial Socimi SA	Real Estate	5,192	42,936	0.30
Hermes International	Consumer Discretionary	50	42,903	0.30
Merck KGaA	Health Care	292	42,568	0.30
Accor SA	Consumer Discretionary	1,510	42,469	0.30
Acciona SA	Utilities	388	42,246	0.30
ANDRITZ AG	Industrials	1,333	41,183	0.29
Koninklijke DSM NV	Materials	249	40,992	0.29
Iliad SA	Communication Services	220	40,458	0.28
ASML Holding NV	Information Technology	108	40,023	0.28
Publicis Groupe SA	Communication Services	1,232	39,836	0.28
LEG Immobilien AG	Real Estate	274	39,102	0.27
Orange SA	Communication Services	3,739	38,942	0.27
Snam SpA	Utilities	7,488	38,523	0.27
Elia Group SA/NV	Utilities	385	38,421	0.27
ProSiebenSat.1 Media SE	Communication Services	2,910	38,227	0.27
Pernod Ricard SA	Consumer Staples	239	38,201	0.27
Heineken NV	Consumer Staples	422	37,574	0.26
UPM-Kymmene Oyj	Materials	1,146	34,907	0.24
Viscofan SA	Consumer Staples	520	34,651	0.24
Siemens AG	Industrials	273	34,578	0.24
A2A SpA	Utilities	23,534	34,206	0.24
Sofina SA	Financials	116	31,749	0.22
Amplifon SpA	Health Care	871	31,182	0.22
Elis SA	Industrials	2,435	30,850	0.22
TAG Immobilien AG	Real Estate	1,020	30,768	0.21
Merlin Properties Socimi SA	Real Estate	3,501	29,244	0.20
Raiffeisen Bank International AG	Financials	1,868	28,612	0.20
RWE AG	Utilities	760	28,487	0.20
KBC Group NV	Financials	566	28,383	0.20
United Internet AG	Communication Services	725	27,757	0.19
Aalberts NV	Industrials	752	27,158	0.19
alstria office REIT-AG	Real Estate	1,776	24,686	0.17
Heineken Holding NV	Consumer Staples	299	23,303	0.16
Valmet Oyj	Industrials	938	23,233	0.16
Teleperformance	Industrials	75	23,178	0.16

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

IMCD NV	Industrials	185	$21,994	0.15%
Glanbia PLC	Consumer Staples	2,058	21,255	0.15
Linde PLC	Materials	89	21,075	0.15
Telecom Italia SpA/Milano	Communication Services	52,184	20,921	0.15
Endesa SA	Utilities	764	20,450	0.14
Ackermans & van Haaren NV	Financials	153	19,866	0.14
Rubis SCA	Utilities	486	19,490	0.14
Telefonica SA	Communication Services	5,657	19,476	0.14
Infineon Technologies AG	Information Technology	681	19,237	0.13
Evonik Industries AG	Materials	732	18,966	0.13
Rational AG	Industrials	24	18,461	0.13
Warehouses De Pauw CVA	Real Estate	487	17,717	0.12
Freenet AG	Communication Services	862	17,444	0.12
Remy Cointreau SA	Consumer Staples	89	16,209	0.11
Delivery Hero SE	Consumer Discretionary	120	13,858	0.10
Nexi SpA	Information Technology	688	13,798	0.10
Davide Campari-Milano NV	Consumer Staples	1,223	13,360	0.09
Siemens Gamesa Renewable Energy SA	Industrials	492	13,314	0.09
Argenx SE	Health Care	50	13,074	0.09
CANCOM SE	Information Technology	243	12,585	0.09
KION Group AG	Industrials	145	12,468	0.09
Rheinmetall AG	Industrials	135	12,170	0.09
Bureau Veritas SA	Industrials	525	11,855	0.08
EssilorLuxottica SA	Consumer Discretionary	86	11,766	0.08
Alstom SA	Industrials	233	11,617	0.08
Fresenius SE & Co KGaA	Health Care	250	11,388	0.08
Bayerische Motoren Werke AG	Consumer Discretionary	152	11,061	0.08
Kojamo Oyj	Real Estate	498	10,710	0.07
La Francaise des Jeux SAEM	Consumer Discretionary	279	10,270	0.07
BNP Paribas SA	Financials	258	9,360	0.07
Umicore SA	Materials	215	8,969	0.06
Sodexo SA	Consumer Discretionary	120	8,618	0.06
Grand City Properties SA	Real Estate	338	8,178	0.06
Capgemini SE	Information Technology	62	7,938	0.06
Scout24 AG	Communication Services	88	7,662	0.05
Vinci SA	Industrials	91	7,649	0.05
Aegon NV	Financials	2,727	7,097	0.05
Orpea	Health Care	61	6,921	0.05
Alten SA	Information Technology	71	6,733	0.05
Sopra Steria Group	Information Technology	42	6,694	0.05
Anheuser-Busch InBev SA/NV	Consumer Staples	121	6,544	0.05
Continental AG	Consumer Discretionary	60	6,531	0.05
Engie SA	Utilities	482	6,448	0.05
CNP Assurances	Financials	515	6,445	0.05
Credit Agricole SA	Financials	726	6,360	0.04
voestalpine AG	Materials	238	6,286	0.04
Banco de Sabadell SA	Financials	17,864	6,224	0.04
ING Groep NV	Financials	870	6,174	0.04
SPIE SA	Industrials	339	6,107	0.04
Banco BPM SpA	Financials	3,412	5,778	0.04
Stora Enso Oyj	Materials	353	5,541	0.04
AXA SA	Financials	299	5,530	0.04
Bollore SA	Communication Services	1,325	4,950	0.03
Galapagos NV	Health Care	34	4,778	0.03
Dialog Semiconductor PLC	Information Technology	104	4,533	0.03
Renault SA	Consumer Discretionary	169	4,401	0.03
Veolia Environnement SA	Utilities	195	4,209	0.03
Bouygues SA	Industrials	120	4,183	0.03
Atlantia SpA	Industrials	239	3,768	0.03
Siemens Energy AG	N/A	137	3,686	0.03
Mapfre SA	Financials	2,135	3,346	0.02
Assicurazioni Generali SpA	Financials	230	3,246	0.02
Fortum Oyj	Utilities	158	3,204	0.02
Erste Group Bank AG	Financials	135	2,834	0.02
CaixaBank SA	Financials	1,315	2,796	0.02
Edenred	Information Technology	61	2,738	0.02
Italgas SpA	Utilities	330	2,085	0.01
Faurecia SE	Consumer Discretionary	48	2,063	0.01
Thales SA	Industrials	25	1,869	0.01
Valeo SA	Consumer Discretionary	59	1,827	0.01
Siemens Healthineers AG	Health Care	30	1,326	0.01
Electricite de France SA	Utilities	120	1,267	0.01
Natixis SA	Financials	517	1,165	0.01
Puma SE	Consumer Discretionary	12	1,120	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Reckitt Benckiser Group PLC	Consumer Staples	1,752	$170,962	4.72%
AstraZeneca PLC	Health Care	1,406	153,548	4.24
GlaxoSmithKline PLC	Health Care	7,840	146,981	4.06
Unilever PLC	Consumer Staples	2,035	125,465	3.47
Rio Tinto PLC	Materials	1,401	84,209	2.33
British American Tobacco PLC	Consumer Staples	2,311	82,875	2.29
Ocado Group PLC	Consumer Discretionary	1,903	67,416	1.86
Royal Dutch Shell PLC	Energy	4,579	56,989	1.57
SSE PLC	Utilities	3,376	52,660	1.45
Tate & Lyle PLC	Consumer Staples	5,722	49,140	1.36
ConvaTec Group PLC	Health Care	19,816	45,744	1.26
CRH PLC	Materials	1,250	45,118	1.25
Petropavlovsk PLC	Materials	104,406	44,352	1.23
Ferguson PLC	Industrials	433	43,660	1.21
Severn Trent PLC	Utilities	1,386	43,631	1.21
IG Group Holdings PLC	Financials	3,916	40,022	1.11
Pennon Group PLC	Utilities	2,994	39,854	1.10
Polymetal International PLC	Materials	1,801	39,285	1.09
Flutter Entertainment PLC	Consumer Discretionary	240	37,988	1.05
Plus500 Ltd	Financials	1,875	37,961	1.05
Croda International PLC	Materials	468	37,740	1.04
Smurfit Kappa Group PLC	Materials	958	37,610	1.04
Diageo PLC	Consumer Staples	1,058	36,204	1.00
Ashtead Group PLC	Industrials	980	35,429	0.98
Admiral Group PLC	Financials	1,027	34,618	0.96
Wm Morrison Supermarkets PLC	Consumer Staples	15,696	34,482	0.95
HSBC Holdings PLC	Financials	8,717	33,931	0.94
Imperial Brands PLC	Consumer Staples	1,859	32,824	0.91
Rentokil Initial PLC	Industrials	4,594	31,770	0.88
J Sainsbury PLC	Consumer Staples	12,562	30,971	0.86
Games Workshop Group PLC	Consumer Discretionary	229	30,101	0.83
Assura PLC	Real Estate	30,197	30,098	0.83
Royal Dutch Shell PLC	Energy	2,439	29,606	0.82
GVC Holdings PLC	Consumer Discretionary	2,315	29,113	0.80
Hikma Pharmaceuticals PLC	Health Care	867	29,043	0.80
Domino’s Pizza Group PLC	Consumer Discretionary	5,964	28,106	0.78
Spirax-Sarco Engineering PLC	Industrials	191	27,328	0.75
John Wood Group PLC	Energy	9,678	26,591	0.73
Evraz PLC	Materials	5,963	26,531	0.73
Segro PLC	Real Estate	2,167	26,091	0.72
Aviva PLC	Financials	7,053	26,017	0.72
Spirent Communications PLC	Information Technology	7,020	25,920	0.72
BHP Group PLC	Materials	1,204	25,701	0.71
Tesco PLC	Consumer Staples	9,001	24,696	0.68
Centamin PLC	Materials	9,232	24,138	0.67
UDG Healthcare PLC	Health Care	2,391	23,848	0.66
Fresnillo PLC	Materials	1,506	23,282	0.64
St James’s Place PLC	Financials	1,877	22,563	0.62
Glencore PLC	Materials	10,857	22,563	0.62
Cineworld Group PLC	Communication Services	42,796	22,536	0.62
Primary Health Properties PLC	Real Estate	11,685	22,389	0.62
Genus PLC	Health Care	425	21,153	0.58
Prudential PLC	Financials	1,476	21,138	0.58
B&M European Value Retail SA	Consumer Discretionary	3,277	20,931	0.58
Legal & General Group PLC	Financials	8,529	20,740	0.57
Antofagasta PLC	Materials	1,538	20,319	0.56
Intermediate Capital Group PLC	Financials	1,314	20,238	0.56
Rightmove PLC	Communication Services	2,437	19,720	0.54
Anglo American PLC	Materials	810	19,627	0.54
Persimmon PLC	Consumer Discretionary	592	18,895	0.52
United Utilities Group PLC	Utilities	1,684	18,605	0.51
Dunelm Group PLC	Consumer Discretionary	997	17,979	0.50
M&G PLC	Financials	8,572	17,652	0.49
Pets at Home Group Plc	Consumer Discretionary	3,161	17,257	0.48
Diploma PLC	Industrials	602	17,115	0.47
Halma PLC	Information Technology	560	16,952	0.47
Investec PLC	Financials	8,957	16,515	0.46
AO World PLC	Consumer Discretionary	5,800	16,174	0.45
Vodafone Group PLC	Communication Services	12,104	16,047	0.44
IMI PLC	Industrials	1,177	15,955	0.44
Experian PLC	Industrials	414	15,590	0.43
Pearson PLC	Communication Services	2,148	15,234	0.42
Royal Mail PLC	Industrials	4,894	15,100	0.42
Barclays PLC	Financials	11,927	15,030	0.42
Dechra Pharmaceuticals PLC	Health Care	360	14,968	0.41
IntegraFin Holdings PLC	Financials	2,258	14,808	0.41

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Cranswick PLC	Consumer Staples	309	$14,466	0.40%
G4S PLC	Industrials	5,371	13,889	0.38
Renishaw PLC	Information Technology	191	13,877	0.38
Centrica PLC	Utilities	26,561	13,748	0.38
Electrocomponents PLC	Industrials	1,484	13,649	0.38
Safestore Holdings PLC	Real Estate	1,320	13,294	0.37
Schroders PLC	Financials	374	13,027	0.36
Ferrexpo PLC	Materials	5,603	12,775	0.35
Grainger PLC	Real Estate	3,297	12,651	0.35
Drax Group PLC	Utilities	3,665	12,596	0.35
Standard Chartered PLC	Financials	2,652	12,192	0.34
John Laing Group PLC	Industrials	2,979	12,062	0.33
Avast PLC	Information Technology	1,767	12,020	0.33
KAZ Minerals PLC	Materials	1,714	11,593	0.32
Auto Trader Group PLC	Communication Services	1,559	11,334	0.31
Bunzl PLC	Industrials	347	11,216	0.31
OneSavings Bank PLC	Financials	3,091	11,135	0.31
DCC PLC	Industrials	143	11,130	0.31
Avon Rubber PLC	Industrials	198	10,886	0.30
BT Group PLC	Communication Services	8,548	10,858	0.30
Civitas Social Housing PLC	Real Estate	7,924	10,803	0.30
Aggreko PLC	Industrials	2,236	10,674	0.29
Quilter PLC	Financials	6,309	10,443	0.29
Lloyds Banking Group PLC	Financials	30,479	10,372	0.29
Phoenix Group Holdings PLC	Financials	1,159	10,300	0.28
Mediclinic International PLC	Health Care	2,701	9,918	0.27
C&C Group PLC	Consumer Staples	3,889	9,842	0.27
Sage Group PLC/The	Information Technology	1,044	9,713	0.27
Greencore Group PLC	Consumer Staples	7,634	9,659	0.27
Standard Life Aberdeen PLC	Financials	3,309	9,655	0.27
Howden Joinery Group PLC	Industrials	1,263	9,633	0.27
Compass Group PLC	Consumer Discretionary	632	9,537	0.26
Associated British Foods PLC	Consumer Staples	391	9,433	0.26
Cairn Energy PLC	Energy	4,968	9,231	0.25
Kingfisher PLC	Consumer Discretionary	2,406	9,217	0.25
Direct Line Insurance Group PLC	Financials	2,632	9,154	0.25
Hargreaves Lansdown PLC	Financials	454	9,151	0.25
Petrofac Ltd	Energy	6,071	8,735	0.24
Kainos Group PLC	Information Technology	660	8,468	0.23
Rotork PLC	Industrials	2,273	8,281	0.23
JD Sports Fashion PLC	Consumer Discretionary	786	8,214	0.23
Synthomer PLC	Materials	1,990	8,130	0.22
Ultra Electronics Holdings PLC	Industrials	301	8,109	0.22
Close Brothers Group PLC	Financials	613	8,075	0.22
Lancashire Holdings Ltd	Financials	898	8,022	0.22
Savills PLC	Real Estate	792	7,970	0.22
Wizz Air Holdings Plc	Industrials	198	7,965	0.22
Intertek Group PLC	Industrials	95	7,775	0.21
Man Group PLC/Jersey	Financials	5,161	7,663	0.21
IWG PLC	Real Estate	2,281	7,657	0.21
Liontrust Asset Management PLC	Financials	476	7,620	0.21
Countryside Properties PLC	Consumer Discretionary	1,742	7,559	0.21
888 Holdings PLC	Consumer Discretionary	2,293	7,459	0.21
Weir Group PLC/The	Industrials	459	7,425	0.21
Vistry Group PLC	Consumer Discretionary	992	7,281	0.20
AVEVA Group PLC	Information Technology	108	6,670	0.18
AJ Bell PLC	Financials	1,119	6,514	0.18
Dixons Carphone PLC	Consumer Discretionary	5,329	6,420	0.18
HomeServe PLC	Industrials	395	6,295	0.17
RSA Insurance Group PLC	Financials	1,071	6,248	0.17
DS Smith PLC	Materials	1,581	6,016	0.17
Pagegroup PLC	Industrials	1,244	6,013	0.17
Burberry Group PLC	Consumer Discretionary	295	5,925	0.16
Paragon Banking Group PLC	Financials	1,374	5,908	0.16
Computacenter PLC	Information Technology	191	5,820	0.16
Ninety One PLC	Financials	2,186	5,758	0.16
Spectris PLC	Information Technology	182	5,736	0.16
Polypipe Group plc	Industrials	1,008	5,634	0.16
RHI Magnesita NV	Materials	172	5,633	0.16
Ashmore Group PLC	Financials	1,191	5,510	0.15
Jupiter Fund Management PLC	Financials	1,903	5,504	0.15
Vesuvius PLC	Industrials	1,076	5,495	0.15
Bank of Georgia Group PLC	Financials	474	5,466	0.15
Melrose Industries PLC	Industrials	3,656	5,451	0.15
XP Power Ltd	Industrials	94	5,369	0.15
PZ Cussons PLC	Consumer Staples	1,740	5,279	0.15
Frasers Group PLC	Consumer Discretionary	1,168	5,195	0.14
LondonMetric Property PLC	Real Estate	1,770	5,072	0.14

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Hill & Smith Holdings PLC	Materials	324	$4,989	0.14%
Coats Group PLC	Consumer Discretionary	6,861	4,951	0.14
Firstgroup PLC	Industrials	10,002	4,918	0.14
Playtech Plc	Consumer Discretionary	1,042	4,882	0.13
Serco Group PLC	Industrials	2,907	4,774	0.13
Telecom Plus PLC	Utilities	272	4,696	0.13
FDM Group Holdings PLC	Information Technology	349	4,581	0.13
Softcat PLC	Information Technology	293	4,574	0.13
Morgan Sindall Group PLC	Industrials	308	4,538	0.13
Biffa PLC	Industrials	1,597	4,485	0.12
William Hill PLC	Consumer Discretionary	1,228	4,406	0.12
Just Group PLC	Financials	7,564	4,389	0.12
Go-Ahead Group PLC/The	Industrials	558	4,176	0.12
SSP Group Plc	Consumer Discretionary	1,792	4,175	0.12
Tritax Big Box REIT PLC	Real Estate	2,085	4,172	0.12
Hilton Food Group PLC	Consumer Staples	268	4,135	0.11
Brewin Dolphin Holdings PLC	Financials	1,358	4,093	0.11
Meggitt PLC	Industrials	1,227	4,080	0.11
PayPoint PLC	Industrials	612	3,983	0.11
Land Securities Group PLC	Real Estate	561	3,781	0.10
Natwest Group PLC	Financials	2,670	3,656	0.10
Next PLC	Consumer Discretionary	47	3,603	0.10
AG Barr PLC	Consumer Staples	571	3,592	0.10
Marks & Spencer Group PLC	Consumer Discretionary	2,852	3,591	0.10
Travis Perkins PLC	Industrials	247	3,458	0.10
TBC Bank Group PLC	Financials	256	3,350	0.09
4imprint Group PLC	Communication Services	130	3,137	0.09
Sabre Insurance Group PLC	Financials	943	3,097	0.09
LXI REIT plc	Real Estate	2,189	3,052	0.08
Inchcape PLC	Consumer Discretionary	534	3,040	0.08
Moneysupermarket.com Group PLC	Consumer Discretionary	870	3,002	0.08
Morgan Advanced Materials PLC	Industrials	971	2,984	0.08
Chemring Group PLC	Industrials	955	2,978	0.08
Big Yellow Group PLC	Real Estate	221	2,966	0.08
PureTech Health PLC	Health Care	885	2,909	0.08
Clarkson PLC	Industrials	99	2,885	0.08
Berkeley Group Holdings PLC	Consumer Discretionary	53	2,883	0.08
easyJet PLC	Industrials	405	2,625	0.07
James Fisher & Sons PLC	Industrials	178	2,600	0.07
Johnson Matthey PLC	Materials	85	2,593	0.07
Rolls-Royce Holdings PLC	Industrials	1,521	2,552	0.07
Sirius Real Estate Ltd	Real Estate	2,644	2,492	0.07
Bodycote PLC	Industrials	326	2,454	0.07
TI Fluid Systems PLC	Consumer Discretionary	1,202	2,389	0.07
Bellway PLC	Consumer Discretionary	61	1,856	0.05
Mitchells & Butlers PLC	Consumer Discretionary	1,038	1,815	0.05
ContourGlobal PLC	Utilities	718	1,795	0.05
Equiniti Group PLC	Information Technology	1,169	1,720	0.05
J D Wetherspoon PLC	Consumer Discretionary	159	1,713	0.05
CLS Holdings PLC	Real Estate	578	1,591	0.04
Workspace Group PLC	Real Estate	225	1,564	0.04
Micro Focus International PLC	Information Technology	452	1,437	0.04
Vivo Energy PLC	Consumer Discretionary	1,452	1,406	0.04
Rathbone Brothers PLC	Financials	69	1,373	0.04
Great Portland Estates PLC	Real Estate	174	1,346	0.04
Watches of Switzerland Group PLC	Consumer Discretionary	283	1,229	0.03
Crest Nicholson Holdings plc	Consumer Discretionary	417	1,063	0.03
Trainline PLC	Consumer Discretionary	206	965	0.03
WH Smith PLC	Consumer Discretionary	78	955	0.03
GCP Student Living PLC	Real Estate	566	902	0.02
Oxford Instruments PLC	Information Technology	44	900	0.02
Rank Group PLC	Consumer Discretionary	657	791	0.02
BMO Commercial Property Trust Ltd	Real Estate	769	641	0.02
PPHE Hotel Group Ltd	Consumer Discretionary	35	449	0.01
TalkTalk Telecom Group PLC	Communication Services	381	395	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following :

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
CBOE Volatility Index	Morgan Stanley Co., Inc.	35	USD	10/21/2020	230	$606,510	$37,950	$101,835	$(63,885)
		30	USD	11/18/2020	270	711,990	167,400	134,976	32,424
		32.50	USD	12/16/2020	250	659,250	122,500	113,605	8,895

Total purchased options contracts					750		$327,850	$350,416	$(22,566)

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 3.2%
FHLMC – 1.7%
$24,653	5.000%	11/01/2025	$ 27,016
22,612	5.000	08/01/2028	24,964
10,390	5.000	01/01/2033	11,883
262	5.000	03/01/2033	300
5,628	5.000	04/01/2033	6,448
576	5.000	05/01/2033	659
1,995	5.000	06/01/2033	2,285
15,653	5.000	07/01/2033	17,935
22,975	5.000	08/01/2033	26,314
1,740	5.000	09/01/2033	1,994
4,857	5.000	10/01/2033	5,566
11,197	5.000	11/01/2033	12,828
5,500	5.000	12/01/2033	6,302
4,674	5.000	01/01/2034	5,355
16,468	5.000	02/01/2034	18,889
7,028	5.000	03/01/2034	8,088
13,579	5.000	04/01/2034	15,640
17,025	5.000	05/01/2034	19,512
245,666	5.000	06/01/2034	281,633
3,980	5.000	11/01/2034	4,584
64,514	5.000	04/01/2035	73,917
1,141,291	5.000	07/01/2035	1,314,476
2,292	5.000	11/01/2035	2,627
53,916	5.000	03/01/2036	62,031
17,382	5.000	03/01/2037	19,916
56,217	5.000	12/01/2037	64,412
102,214	5.000	02/01/2038	117,116
246,707	5.000	03/01/2038	282,733
122,472	5.000	07/01/2038	140,356
97,606	5.000	11/01/2038	111,859
266,323	5.000	12/01/2038	305,145
149,535	5.000	01/01/2039	171,370
37,220	5.000	02/01/2039	42,655
243,928	5.000	06/01/2041	279,485

			3,486,293

UMBS – 1.5%
3,860	6.000	03/01/2034	4,518
14,243	6.000	08/01/2034	16,749
64,077	6.000	08/01/2035	76,402
102,739	6.000	09/01/2035	122,962
182,425	6.000	11/01/2035	218,263
380,043	6.000	03/01/2036	452,776
3,640	6.000	06/01/2036	4,338
721,218	6.000	09/01/2036	824,249
142,620	6.000	12/01/2036	171,495
9,497	6.000	02/01/2037	11,332
1,828	6.000	04/01/2037	2,147
3,004	6.000	05/01/2037	3,588
87,998	6.000	06/01/2037	105,507
45,734	6.000	07/01/2037	54,839
121,325	6.000	08/01/2037	143,961
54,362	6.000	09/01/2037	65,297
10,250	6.000	10/01/2037	12,327
30,901	6.000	11/01/2037	37,176
2,528	6.000	12/01/2037	3,040
274,205	6.000	01/01/2038	329,555
34,186	6.000	03/01/2038	41,090
1,896	6.000	04/01/2038	2,275
511	6.000	05/01/2038	577
837	6.000	09/01/2038	1,008
53,727	6.000	10/01/2038	64,460
2,038	6.000	12/01/2038	2,446

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
UMBS – (continued)
$1,897	6.000%	01/01/2039	$ 2,272
6,981	4.000	08/01/2039	7,693
24,812	4.500	02/01/2040	27,737
2,151	6.000	04/01/2040	2,577
90,092	6.000	06/01/2040	107,938
208,557	6.000	05/01/2041	250,313
80,765	4.500	08/01/2041	90,214

			3,261,121

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,352,514)			$ 6,747,414

Collateralized Mortgage Obligations – 1.6%
Regular Floater(a)(b) – 0.1%
FHLMC REMIC Series 3371, Class FA
$140,557	0.752%	09/15/2037	$ 142,856
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A
112,929	0.605	10/07/2020	112,953

			255,809

Sequential Fixed Rate – 1.5%
FHLMC REMIC Series 2755, Class ZA
337,684	5.000	02/15/2034	381,581
FHLMC REMIC Series 4246, Class PT
171,986	6.500	02/15/2036	204,695
FHLMC REMIC Series 4273, Class PD
880,371	6.500	11/15/2043	1,067,757
FNMA REMIC Series 2012-111, Class B
235,197	7.000	10/25/2042	290,758
FNMA REMIC Series 2012-153, Class B
846,654	7.000	07/25/2042	1,069,637

			3,014,428

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,018,709)			$ 3,270,237

Commercial Mortgage-Backed Securities(a)(b) – 1.5%
Agency Multi-Family – 1.5%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K011, Class A2
$3,136,755	4.084%	11/25/2020	$ 3,144,559
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K714, Class A2
44,196	3.034	10/25/2020	44,211

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,642,789)			$ 3,188,770

Asset-Backed Securities(a)(b) – 0.1%
Home Equity – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
$50,970	7.000%	09/25/2037	$ 51,860
NCUA Guaranteed Notes Trust Series 2010-A1, Class A
162,919	0.506	12/07/2020	162,527

TOTAL ASSET-BACKED SECURITIES (Cost $213,889)			$ 214,387

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 6.5%
U.S. Treasury Bonds(c)
$1,100,000	2.750%	11/15/2042	$ 1,408,515
1,990,000	3.750	11/15/2043	2,956,083
20,000	3.375	05/15/2044	28,225
4,780,000	3.000	05/15/2047	6,476,153
U.S. Treasury Notes
2,490,000	2.625	12/31/2025	2,790,551
40,000	1.375	08/31/2026	42,353

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,450,186)			$ 13,701,880

Shares	Dividend Rate		Value

Investment Company(d) – 70.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
148,437,269	0.027%		$148,437,269
(Cost $148,437,269)

TOTAL INVESTMENTS – 83.4% (Cost $172,115,356)			$175,559,957

OTHER ASSETS IN EXCESS OF LIABILITIES – 16.6%			34,998,479

NET ASSETS – 100.0%			$210,558,436

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage-Backed Securities

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Eurodollar	1	12/14/2020	$249,387	$4,305
U.S. Treasury Long Bond	18	12/21/2020	3,170,813	23,488

Total				$27,793

Short position contracts:
U.S. Treasury 2 Year Note	(49)	12/31/2020	(10,825,938)	(4,766)
U.S. Treasury 5 Year Note	(42)	12/31/2020	(5,292,328)	(4,458)
U.S. Treasury 10 Year Note	(9)	12/21/2020	(1,255,500)	(157)
U.S. Treasury 10 Year Ultra Note	(16)	12/21/2020	(2,556,750)	4,007
U.S. Treasury Ultra Bond	(53)	12/21/2020	(11,734,531)	(52,427)

Total				$(57,801)

Total Futures Contracts				$(30,008)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Month LIBOR	3 Month LIBOR	07/25/2024	USD 9,100	$5,623	$229	$5,394

(a)	Payments made quarterly
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)(b)

S&P GSCI Energy 1 Month Forward Index	(0.000)%	BNP Paribas SA	04/08/2021	USD 53,588	$—
S&P GSCI Energy 1 Month Forward Index	(0.000)	Macquarie Bank Ltd.	04/16/2021	53,785	—
S&P GSCI Energy 1 Month Forward Index	(0.000)	Merrill Lynch & Co., Inc.	10/22/2020	84,044	—
S&P GSCI Energy 1 Month Forward Index	(0.000)		10/26/2020	18,226	—

TOTAL					$—

(a)	Payments made monthly.
(b)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 63.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
160,391,235	0.027%	$160,391,235

TOTAL INVESTMENTS – 63.7% (Cost $160,391,235)		$160,391,235

OTHER ASSETS IN EXCESS OF LIABILITIES – 36.3%		91,455,751

NET ASSETS – 100.0%		$251,846,986

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	CZK	19,600,000	USD	849,578	12/16/2020	$390
	GBP	4,467,000	USD	5,720,723	12/16/2020	46,175
	INR	1,051,000,000	USD	14,122,168	12/16/2020	49,929
	JPY	56,276,000	USD	530,353	12/16/2020	3,817
	KRW	10,240,000,000	USD	8,627,685	12/16/2020	155,459
	USD	1,470,813	AUD	2,020,000	12/16/2020	23,684
	USD	3,990,372	BRL	22,380,000	10/02/2020	5,258
	USD	2,470,588	BRL	13,740,000	11/04/2020	26,137
	USD	142,277	CAD	187,000	12/16/2020	1,790
	USD	7,708,302	CHF	7,011,000	12/16/2020	78,400
	USD	5,202,229	COP	19,602,000,000	12/16/2020	100,750
	USD	1,012,208	CZK	22,799,000	12/16/2020	23,513
	USD	16,457,280	EUR	13,877,000	12/16/2020	158,535
	USD	1,694,420	GBP	1,280,250	12/16/2020	41,618
	USD	743,427	HUF	224,894,000	12/16/2020	18,929
	USD	2,575,635	IDR	38,340,000,000	12/16/2020	18,817
	USD	1,245,858	MXN	27,245,000	12/16/2020	24,448
	USD	601,514	NZD	900,000	12/16/2020	6,159
	USD	365,348	PLN	1,373,000	12/16/2020	10,067
	USD	7,502,189	RUB	557,000,000	12/16/2020	388,264
	USD	1,228,717	SEK	10,730,600	12/16/2020	29,368
	USD	8,641,490	TRY	66,640,000	12/16/2020	206,225
	ZAR	21,280,000	USD	1,253,749	12/17/2020	4,994

TOTAL						$1,422,726

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	22,050,000	USD	16,092,822	12/16/2020	$(296,203)
	CAD	21,359,000	USD	16,302,743	12/16/2020	(256,374)
	CHF	4,769,000	USD	5,249,626	12/16/2020	(59,638)
	CLP	3,120,000,000	USD	4,045,120	12/16/2020	(67,771)
	COP	23,100,000,000	USD	6,210,922	12/16/2020	(199,078)
	CZK	151,305,000	USD	6,798,449	12/16/2020	(236,999)
	EUR	39,591,000	USD	46,919,571	12/16/2020	(419,347)
	GBP	5,930,000	USD	7,735,582	12/16/2020	(79,952)
	HUF	1,724,844,000	USD	5,677,654	12/16/2020	(121,049)
	IDR	121,500,000,000	USD	8,237,288	12/16/2020	(134,696)
	JPY	396,000,000	USD	3,792,980	12/16/2020	(34,157)
	KRW	1,740,000,000	USD	1,494,770	12/16/2020	(2,321)
	MXN	97,568,000	USD	4,520,541	12/16/2020	(146,508)
	NOK	50,500,000	USD	5,667,624	12/16/2020	(252,383)
	NZD	10,080,000	USD	6,791,329	12/16/2020	(123,359)
	PLN	29,536,000	USD	7,908,813	12/16/2020	(265,999)
	SEK	79,174,000	USD	9,074,620	12/16/2020	(225,421)
	USD	575,771	EUR	493,000	12/16/2020	(3,265)
	USD	9,475,792	GBP	7,391,000	12/16/2020	(65,990)
	USD	13,598,551	JPY	1,442,949,000	12/16/2020	(97,888)
	USD	4,110,822	ZAR	70,008,000	12/17/2020	(30,255)
	ZAR	79,400,000	USD	4,715,754	12/17/2020	(19,125)

TOTAL						$(3,137,778)

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	19	12/29/2020	$3,593,850	$122,937
Amsterdam Exchange Index	46	10/16/2020	5,906,494	1,406
CAC 40 10 Euro Index	101	10/16/2020	5,685,222	(119,643)
Coffee ‘C’	46	12/18/2020	1,912,163	(142,284)
Cotton No. 2	92	12/08/2020	3,028,180	118,688
DAX Index	15	12/18/2020	5,618,527	13,356
DJIA CBOT E-Mini Index	24	12/18/2020	3,319,680	(11,219)
EURO STOXX 50 Index	88	12/18/2020	3,295,429	(92,975)
Feeder Cattle	10	11/19/2020	709,625	1,382
FTSE 100 Index	3	12/18/2020	226,127	111
FTSE/JSE Top 40 Index	202	12/17/2020	6,075,919	(264,113)
FTSE/MIB Index	54	12/18/2020	6,003,589	(98,818)
Hang Seng Index	23	10/29/2020	3,476,687	(39,089)
HSCEI	28	10/29/2020	1,694,441	(36,186)
IBEX 35 Index	2	10/16/2020	157,821	(146)
KOSPI 200 Index	55	12/10/2020	3,644,132	(17,318)
LME Aluminum Base Metal	63	10/21/2020	2,740,106	(50,400)
LME Aluminum Base Metal	79	11/18/2020	3,460,694	(49,025)
LME Copper Base Metal	24	10/21/2020	4,005,600	145,726
LME Copper Base Metal	23	11/18/2020	3,838,413	(20,871)
LME Lead Base Metal	51	10/21/2020	2,304,562	(187,457)
LME Lead Base Metal	63	11/18/2020	2,858,625	(177,119)
LME Nickel Base Metal	36	10/21/2020	3,129,192	33,837
LME Nickel Base Metal	35	11/18/2020	3,045,263	(70,927)
LME Zinc Base Metal	51	10/21/2020	3,048,525	(36,832)
LME Zinc Base Metal	56	11/18/2020	3,355,800	(55,685)
MSCI Emerging Markets E-Mini Index	20	12/18/2020	1,088,500	(10,568)
NASDAQ 100 E-Mini Index	12	12/18/2020	2,737,740	19,758
Natural Gas	12	10/28/2020	304,560	(36,393)
Nikkei 225 Index	14	12/10/2020	3,078,367	16,899
OMXS30 Index	300	10/16/2020	6,134,259	46,960
RBOB Gasoline	17	10/30/2020	840,235	14,162
S&P 500 E-Mini Index	214	12/18/2020	35,866,400	301,311
S&P/TSX 60 Index	70	12/17/2020	10,109,271	6,776
SGX FTSE China A50 Index	336	10/29/2020	5,080,320	(51,176)
Silver	13	12/29/2020	1,517,750	(290,894)
Soybean	36	11/13/2020	1,839,600	97,887
SPI 200 Index	70	12/17/2020	7,272,444	(30,867)
Sugar No. 11	170	02/26/2021	2,562,784	178,104
TOPIX Index	42	12/10/2020	6,473,332	60,007
VSTOXX	135	10/21/2020	420,235	(30,072)
Wheat	55	12/14/2020	1,577,125	65,924

Total				$(674,846)

Short position contracts:
BIST 30 Index	(3,721)	10/30/2020	(6,225,156)	(70,515)
Brent Crude Oil	(1)	10/30/2020	(42,070)	437
CBOE Volatility Index	(52)	10/21/2020	(1,579,500)	133,741
Corn	(5)	12/14/2020	(94,500)	(14,200)
KC HRW Wheat	(3)	12/14/2020	(76,387)	(12,122)
Lean Hogs	(3)	12/14/2020	(75,840)	(6,120)
Live Cattle	(2)	12/31/2020	(89,800)	(2,290)
LME Aluminum Base Metal	(63)	10/21/2020	(2,740,106)	44,300
LME Copper Base Metal	(24)	10/21/2020	(4,005,600)	18,264

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
LME Lead Base Metal	(51)	10/21/2020	$(2,304,563)	$158,580
LME Nickel Base Metal	(36)	10/21/2020	(3,129,192)	95,697
LME Zinc Base Metal	(51)	10/21/2020	(3,048,525)	48,293
Low Sulphur Gasoil	(40)	11/12/2020	(1,353,000)	(43,930)
MSCI EAFE E-Mini Index	(169)	12/18/2020	(15,659,540)	396,804
NY Harbor ULSD	(28)	10/30/2020	(1,350,283)	(51,565)
Russell 2000 E-Mini Index	(85)	12/18/2020	(6,393,700)	68,268
SET50 Index	(1,125)	12/29/2020	(5,528,521)	183,708

Total				$947,350

Total Futures Contracts				$272,504

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBR(b)	0.250%	12/16/2021	AUD	564,760	$647,837	$(27,512)	$675,349
3 Month BA(c)	0.500	12/16/2021	CAD	365,170	(43,760)	(58,139)	14,379
6 Month LIBOR(c)	0.000	12/16/2021	CHF	125,800	1,007,918	1,017,570	(9,652)
6 Month EURIBOR(c)	0.000	12/16/2021	EUR	700,510	4,005,176	3,865,940	139,236
6 Month LIBOR(c)	0.000	12/16/2021	GBP	680,190	(568,151)	(461,334)	(106,817)
3 Month STIBOR(b)	0.000	12/16/2021	SEK	3,054,430	175,465	195,921	(20,456)
3 Month LIBOR(b)	0.250	12/16/2021	USD	802,310	301,837	273,670	28,167
0.000%(d)	6 Month EURIBOR	12/16/2022	EUR	56,550	(651,173)	(620,348)	(30,825)
6 Month LIBOR(c)	0.000	12/16/2022	GBP	150,260	(350,485)	(186,521)	(163,964)
3 Month LIBOR(b)	0.250	12/16/2022	USD	328,460	175,968	259,994	(84,026)
6 Month PRIBOR(c)	1.000	03/17/2026	CZK	627,350	486,114	336,768	149,346
1.500(d)	6 Month BUBOR	03/17/2026	HUF	2,270,480	(11,128)	(135,239)	124,111
1 Month TIIE(e)	5.500	03/17/2026	MXN	332,150	171,199	(774,424)	945,623
6 Month WIBOR(c)	0.750	03/17/2026	PLN	114,090	259,302	(201,262)	460,564
3 Month JIBAR(b)	5.250	03/17/2026	ZAR	260,980	(108,962)	(1,439,074)	1,330,112
3 Month BA(c)	1.000	12/16/2030	CAD	25,860	(150,660)	(137,081)	(13,579)
6 Month LIBOR(c)	0.000	12/16/2030	CHF	21,520	797,225	767,138	30,087
6 Month EURIBOR(c)	0.000	12/16/2030	EUR	68,730	1,224,194	1,028,957	195,237
6 Month LIBOR(c)	0.500	12/16/2030	GBP	57,780	472,335	528,358	(56,023)
3 Month STIBOR(b)	0.500	12/16/2030	SEK	210,210	426,391	342,434	83,957
3 Month LIBOR(b)	0.750	12/16/2030	USD	61,860	52,896	118,249	(65,353)
0.250(d)	6 Month EURIBOR	12/16/2050	EUR	4,830	(457,635)	(407,525)	(50,110)
0.750(c)	6 Month LIBOR	12/16/2050	GBP	16,310	(1,115,697)	(1,120,482)	4,785
1.000(c)	3 Month LIBOR	12/16/2050	USD	34,830	1,216,294	576,558	639,736

TOTAL					$7,962,500	$3,742,616	$4,219,884

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made monthly.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly; Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

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September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2020:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$5,903	$93,030	$—
Asia	8,771	3,275,531	—
Australia and Oceania	—	143,146	—
Europe	6,166,550	17,047,664	18,292
North America	712,638,972	116,713	—
South America	—	23,755	—
Exchange Traded Funds	506,296,024	—	—
Investment Company	1,874,825,652	—	—
Securities Lending Reinvestment Vehicle	83,725,625	—	—

Total	$3,183,667,497	$20,699,839	$18,292

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$49,003	$—
Futures Contracts(b)	2,787,334	—	—
Credit Default Swap Contracts(b)	—	588,870	—
Total Return Swap Contracts(b)	—	6,477,595	—
Purchased Options Contracts	312,345	—	—

Total	$3,099,679	$7,115,468	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(341,193)	$—
Futures Contracts(b)	(7,381,412)	—	—
Credit Default Swap Contracts(b)	—	(733,899)	—
Total Return Swap Contracts(b)	—	(3,400,415)	—
Written Options Contracts	(4,556,110)	—	—

Total	$(11,937,522)	$(4,475,507)	$—

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$30,453,151	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$70,788	$—
Futures Contracts(b)	817,819	—	—
Total Return Swap Contracts(b)	—	396,206	—
Purchased Options Contracts	327,850	—	—

Total	$1,145,669	$466,994	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(25,800)	$—
Futures Contracts	(770,145)	—	—
Credit Default Swap Contracts	—	(715)	—
Total Return Swap Contracts	—	(339,539)	—

Total	$(770,145)	$(366,054)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$6,747,414	$—
Collateralized Mortgage Obligations	—	3,270,237	—
Commercial Mortgage-Backed Securities	—	3,188,770	—
Asset-Backed Securities	—	214,387	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	13,701,880	—	—
Investment Company	148,437,269	—	—

Total	$162,139,149	$13,420,808	$—

Derivative Type

Assets(a)
Futures Contracts	$31,800	$—	$—
Interest Rate Swap Contracts	—	5,394	—

Total	$31,800	$5,394	$—

Liabilities(a)
Futures Contracts	$(61,808)	$—	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$160,391,235	$—	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,422,726	$—
Futures Contracts	2,393,323	—	—
Interest Rate Swap Contracts	—	4,820,689	—

Total	$2,393,323	$6,243,415	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(3,137,778)	$—
Futures Contracts	(2,120,819)	—	—
Interest Rate Swap Contracts	—	(600,805)	—

Total	$(2,120,819)	$(3,738,583)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Absolute Return Tracker Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Alternative Premia and Commodity Strategy Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion, or (B) such inclusion is derived with respect to the Funds’ business of investing in stock, securities, or currencies.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Funds have limited their investments in commodity index-linked structured notes. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the income from investments in the Subsidiary was not “qualifying income”, in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.